Schedule of Investments (unaudited) December 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
AAR Corp.	9,662	$349,958
Aerojet Rocketdyne Holdings Inc.(a)	20,503	1,083,583
Aerovironment Inc.(a)	6,032	524,181
Astronics Corp.(a)	7,212	95,415
Axon Enterprise Inc.(a)(b)	17,645	2,162,042
Boeing Co. (The)	148,961	31,886,592
BWX Technologies Inc.	25,975	1,565,773
Cubic Corp.	8,671	537,949
Curtiss-Wright Corp.	12,058	1,402,948
Ducommun Inc.(a)	2,696	144,775
General Dynamics Corp.	70,825	10,540,176
HEICO Corp.	12,257	1,622,827
HEICO Corp., Class A	21,315	2,495,134
Hexcel Corp.	24,093	1,168,269
Howmet Aerospace Inc.	107,961	3,081,207
Huntington Ingalls Industries Inc.	11,267	1,920,798
Kaman Corp.	8,053	460,068
Kratos Defense & Security Solutions Inc.(a)	31,057	851,893
L3Harris Technologies Inc.	58,343	11,027,994
Lockheed Martin Corp.	68,973	24,484,035
Maxar Technologies Inc.(b)	15,796	609,568
Mercury Systems Inc.(a)	15,637	1,376,994
Moog Inc., Class A	8,016	635,669
National Presto Industries Inc.	1,197	105,851
Northrop Grumman Corp.	43,656	13,302,856
PAE Inc.(a)	16,403	150,579
Park Aerospace Corp.	5,330	71,475
Parsons Corp.(a)	5,209	189,660
Raytheon Technologies Corp.	396,978	28,387,897
Spirit AeroSystems Holdings Inc., Class A	29,077	1,136,620
Teledyne Technologies Inc.(a)	9,959	3,903,729
Textron Inc.	64,697	3,126,806
TransDigm Group Inc.(a)	14,560	9,010,456
Triumph Group Inc.	16,416	206,185
Vectrus Inc.(a)(b)	2,626	130,565
Virgin Galactic Holdings Inc.(a)(b)	16,768	397,905

		160,148,432

Air Freight & Logistics — 0.6%
Air Transport Services Group Inc.(a)	16,322	511,531
Atlas Air Worldwide Holdings Inc.(a)	6,733	367,218
CH Robinson Worldwide Inc.	36,977	3,471,031
Echo Global Logistics Inc.(a)	6,805	182,510
Expeditors International of Washington Inc.	46,299	4,403,498
FedEx Corp.	67,520	17,529,542
Forward Air Corp.	7,557	580,680
Hub Group Inc., Class A(a)	9,463	539,391
Radiant Logistics Inc.(a)	8,689	50,396
United Parcel Service Inc., Class B	199,504	33,596,474
XPO Logistics Inc.(a)	25,403	3,028,038

		64,260,309

Airlines — 0.3%
Alaska Air Group Inc.	33,649	1,749,748
Allegiant Travel Co.	3,783	715,895
American Airlines Group Inc.(b)	151,180	2,384,109
Copa Holdings SA, Class A, NVS	8,415	649,890
Delta Air Lines Inc.	177,902	7,153,439
Hawaiian Holdings Inc.	14,669	259,641
JetBlue Airways Corp.(a)	85,009	1,236,031

Security	Shares	Value

Airlines (continued)
Mesa Air Group Inc.(a)	5,494	$36,755
SkyWest Inc.	14,447	582,359
Southwest Airlines Co.	164,473	7,666,086
Spirit Airlines Inc.(a)(b)	24,006	586,947
United Airlines Holdings Inc.(a)(b)	81,660	3,531,795

		26,552,695

Auto Components — 0.3%
Adient PLC(a)	25,614	890,599
American Axle & Manufacturing Holdings Inc.(a)	31,074	259,157
Aptiv PLC	74,745	9,738,526
BorgWarner Inc.	68,922	2,663,146
Cooper Tire & Rubber Co.	13,741	556,511
Cooper-Standard Holdings Inc.(a)	4,908	170,160
Dana Inc.	42,197	823,685
Dorman Products Inc.(a)	7,639	663,218
Fox Factory Holding Corp.(a)	11,567	1,222,748
Gentex Corp.	68,440	2,322,169
Gentherm Inc.(a)	8,717	568,523
Goodyear Tire & Rubber Co. (The)	65,124	710,503
LCI Industries	7,181	931,232
Lear Corp.	16,434	2,613,499
Modine Manufacturing Co.(a)	12,109	152,089
Motorcar Parts of America Inc.(a)(b)	5,539	108,675
Patrick Industries Inc.	6,066	414,611
Standard Motor Products Inc.	5,257	212,698
Stoneridge Inc.(a)	7,024	212,336
Tenneco Inc., Class A(a)	15,134	160,420
Visteon Corp.(a)(b)	7,911	992,989
Workhorse Group Inc.(a)(b)	26,172	517,682
XPEL Inc.(a)	4,634	238,929

		27,144,105

Automobiles — 1.7%
Ford Motor Co.	1,086,139	9,547,162
General Motors Co.	347,429	14,466,944
Harley-Davidson Inc.	43,343	1,590,688
Tesla Inc.(a)(b)	210,621	148,628,921
Thor Industries Inc.(b)	14,978	1,392,804
Winnebago Industries Inc.	8,078	484,195

		176,110,714

Banks — 4.0%
1st Constitution Bancorp.	3,594	57,037
1st Source Corp.	4,155	167,446
ACNB Corp.	1,565	39,125
Allegiance Bancshares Inc.	6,009	205,087
Altabancorp	4,609	128,683
Amalgamated Bank, Class A	3,940	54,136
Amerant Bancorp Inc.(a)	5,285	80,332
American National Bankshares Inc.	1,985	52,027
Ameris Bancorp.	16,376	623,434
Ames National Corp.	2,046	49,145
Arrow Financial Corp.	3,252	97,267
Associated Banc-Corp.	45,973	783,840
Atlantic Capital Bancshares Inc.(a)	8,695	138,424
Atlantic Union Bankshares Corp.	22,907	754,557
Banc of California Inc.	12,776	187,935
BancFirst Corp.	4,879	286,397
Bancorp. Inc. (The)(a)	16,962	231,531
BancorpSouth Bank	28,837	791,287
Bank First Corp.	1,548	100,341

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Bank of America Corp.	2,154,168	$65,292,832
Bank of Commerce Holdings	6,157	60,954
Bank of Hawaii Corp.	11,528	883,275
Bank of Marin Bancorp., Class A	4,643	159,441
Bank of NT Butterfield & Son Ltd. (The)	14,469	450,854
Bank of Princeton (The)	2,365	55,365
Bank OZK	33,206	1,038,352
BankFinancial Corp.	5,297	46,508
BankUnited Inc.	27,478	955,685
Bankwell Financial Group Inc.	1,500	29,325
Banner Corp.	9,732	453,414
Bar Harbor Bankshares	4,367	98,651
Baycom Corp.(a)	3,313	50,258
BCB Bancorp. Inc.	4,364	48,309
Berkshire Hills Bancorp. Inc.	12,618	216,020
BOK Financial Corp.	9,250	633,440
Boston Private Financial Holdings Inc.	26,569	224,508
Bridge Bancorp. Inc.	4,506	108,955
Brookline Bancorp. Inc.	24,899	299,784
Bryn Mawr Bank Corp.	5,033	153,985
Business First Bancshares Inc.	3,011	61,304
Byline Bancorp Inc.	7,582	117,142
C&F Financial Corp.	848	31,469
Cadence BanCorp.	38,534	632,728
Cambridge Bancorp.	1,016	70,866
Camden National Corp.	3,834	137,181
Capital City Bank Group Inc.	2,844	69,906
Capstar Financial Holdings Inc.	6,111	90,137
Carter Bankshares Inc.	6,190	66,357
Cathay General Bancorp.	21,332	686,677
CBTX Inc.	5,133	130,943
Central Pacific Financial Corp.	8,258	156,985
Central Valley Community Bancorp.	2,325	34,619
Century Bancorp. Inc./MA, Class A, NVS	868	67,148
Chemung Financial Corp.	826	28,043
ChoiceOne Financial Services Inc.	3,228	99,455
CIT Group Inc.	25,819	926,902
Citigroup Inc.	580,693	35,805,530
Citizens & Northern Corp.	3,012	59,758
Citizens Financial Group Inc.	118,239	4,228,227
City Holding Co.	4,234	294,475
Civista Bancshares Inc.	3,494	61,250
CNB Financial Corp./PA	3,226	68,682
Coastal Financial Corp./WA(a)	4,653	97,713
Codorus Valley Bancorp. Inc.	2,374	40,263
Columbia Banking System Inc.	19,525	700,947
Comerica Inc.	39,199	2,189,656
Commerce Bancshares Inc.	30,350	1,993,995
Community Bank System Inc.	15,550	968,920
Community Bankers Trust Corp.	8,305	56,059
Community Financial Corp. (The)	1,928	51,053
Community Trust Bancorp. Inc.	3,960	146,718
ConnectOne Bancorp. Inc.	10,745	212,644
CrossFirst Bankshares Inc.(a)(b)	13,250	142,437
Cullen/Frost Bankers Inc.	15,568	1,357,997
Customers Bancorp. Inc.(a)	7,224	131,332
CVB Financial Corp.	34,583	674,368
Dime Community Bancshares Inc.	8,060	127,106
Eagle Bancorp. Inc.	9,669	399,330
East West Bancorp. Inc.	38,448	1,949,698

Security	Shares	Value

Banks (continued)
Eastern Bankshares Inc.(a)	45,848	$747,781
Enterprise Bancorp. Inc./MA	2,393	61,141
Enterprise Financial Services Corp.	6,167	215,537
Equity Bancshares Inc., Class A(a)	3,844	82,992
Esquire Financial Holdings Inc.(a)(b)	2,947	56,553
Evans Bancorp. Inc.	1,669	45,964
Farmers & Merchants Bancorp. Inc./Archbold OH	2,720	62,560
Farmers National Banc Corp.	6,565	87,118
FB Financial Corp.	7,855	272,804
Fidelity D&D Bancorp. Inc.	1,403	90,297
Fifth Third Bancorp.	198,601	5,475,430
Financial Institutions Inc.	3,483	78,367
First Bancorp. Inc./ME	2,152	54,661
First BanCorp./Puerto Rico	66,573	613,803
First Bancorp./Southern Pines NC	8,695	294,152
First Bancshares Inc. (The)	5,209	160,854
First Bank/Hamilton NJ	5,900	55,342
First Busey Corp.	14,408	310,492
First Business Financial Services Inc.	2,010	37,004
First Capital Inc.	1,458	88,296
First Choice Bancorp.	2,701	49,941
First Citizens BancShares Inc./NC, Class A	1,736	996,933
First Commonwealth Financial Corp.	30,811	337,072
First Community Bankshares Inc.	4,549	98,167
First Financial Bancorp.	25,266	442,913
First Financial Bankshares Inc.	35,545	1,285,840
First Financial Corp./IN	2,882	111,966
First Foundation Inc.	11,974	239,480
First Guaranty Bancshares Inc.	3,154	56,047
First Hawaiian Inc.	36,493	860,505
First Horizon Corp.	153,638	1,960,421
First Internet Bancorp.	1,384	39,776
First Interstate BancSystem Inc., Class A	12,660	516,148
First Merchants Corp.	14,773	552,658
First Mid Bancshares Inc.	3,468	116,733
First Midwest Bancorp. Inc.	32,731	521,078
First Northwest Bancorp.	2,933	45,755
First of Long Island Corp. (The)	6,805	121,469
First Republic Bank/CA	48,019	7,055,432
Flushing Financial Corp.	7,795	129,709
FNB Corp.	88,750	843,125
Franklin Financial Services Corp.	2,396	64,764
Fulton Financial Corp.	47,016	598,044
FVCBankcorp Inc.(a)	4,261	62,637
German American Bancorp. Inc.	6,692	221,438
Glacier Bancorp. Inc.	27,667	1,272,959
Great Southern Bancorp. Inc.	2,666	130,367
Great Western Bancorp. Inc.	16,571	346,334
Guaranty Bancshares Inc./TX	2,365	70,832
Hancock Whitney Corp.	24,352	828,455
Hanmi Financial Corp.	8,508	96,481
Harborone Bancorp Inc.(a)	17,602	191,158
HBT Financial Inc.	4,829	73,159
Heartland Financial USA Inc.	9,949	401,641
Heritage Commerce Corp.	17,036	151,109
Heritage Financial Corp./WA	11,292	264,120
Hilltop Holdings Inc.	20,891	574,711
Home BancShares Inc./AR	42,580	829,458
HomeTrust Bancshares Inc.	5,604	108,213
Hope Bancorp Inc.	29,653	323,514

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Horizon Bancorp Inc./IN	10,897	$172,826
Howard Bancorp. Inc.(a)	3,624	42,799
Huntington Bancshares Inc./OH	282,360	3,566,207
Independent Bank Corp.	8,978	655,753
Independent Bank Corp./MI	5,728	105,796
Independent Bank Group Inc.	11,019	688,908
International Bancshares Corp.	15,106	565,569
Investar Holding Corp.	3,039	50,265
Investors Bancorp. Inc.	63,191	667,297
JPMorgan Chase & Co.	843,677	107,206,036
KeyCorp	271,054	4,447,996
Lakeland Bancorp. Inc.	11,807	149,949
Lakeland Financial Corp.	6,162	330,160
LCNB Corp.	2,339	34,360
Level One Bancorp. Inc.	2,875	58,161
Live Oak Bancshares Inc.	8,725	414,088
M&T Bank Corp.	35,699	4,544,483
Macatawa Bank Corp.	6,998	58,573
Mackinac Financial Corp.	5,509	70,295
MainStreet Bancshares Inc.(a)	3,672	62,094
Mercantile Bank Corp.	4,905	133,269
Metrocity Bankshares Inc.	5,209	75,114
Metropolitan Bank Holding Corp.(a)	1,572	57,016
Mid Penn Bancorp. Inc.	2,371	51,925
Midland States Bancorp. Inc.	6,441	115,101
MidWestOne Financial Group Inc.	3,752	91,924
MVB Financial Corp.	4,261	96,639
National Bank Holdings Corp., Class A	8,542	279,836
National Bankshares Inc.	1,746	54,667
NBT Bancorp. Inc.	11,816	379,294
Nicolet Bankshares Inc.(a)(b)	3,027	200,841
Northeast Bank(a)	2,141	48,215
Northrim Bancorp. Inc.	1,775	60,261
Norwood Financial Corp.	2,404	62,913
Oak Valley Bancorp.	3,470	57,671
OceanFirst Financial Corp.	15,629	291,168
OFG Bancorp.	11,998	222,443
Ohio Valley Banc Corp.	1,995	47,082
Old National Bancorp./IN	47,234	782,195
Old Second Bancorp. Inc.	7,921	80,002
Origin Bancorp Inc.	4,374	121,466
Orrstown Financial Services Inc.	1,956	32,372
Pacific Premier Bancorp. Inc.	22,786	713,885
PacWest Bancorp.	33,287	845,490
Park National Corp.	3,676	386,017
Parke Bancorp. Inc.	3,881	60,544
PCB Bancorp.	4,062	41,067
Peapack Gladstone Financial Corp.	4,993	113,641
Penns Woods Bancorp. Inc.	1,417	36,856
Peoples Bancorp. Inc./OH	5,638	152,733
Peoples Bancorp. of North Carolina Inc.	2,451	56,422
Peoples Financial Services Corp.	1,920	70,579
People’s United Financial Inc.	115,105	1,488,308
Pinnacle Financial Partners Inc.	20,891	1,345,380
PNC Financial Services Group Inc. (The)	118,495	17,655,755
Popular Inc.	24,169	1,361,198
Preferred Bank/Los Angeles CA	3,634	183,408
Premier Financial Bancorp. Inc.	3,144	41,784
Prosperity Bancshares Inc.	25,267	1,752,519
QCR Holdings Inc.	5,211	206,303

Security	Shares	Value

Banks (continued)
RBB Bancorp.	2,781	$42,772
Red River Bancshares Inc.	1,629	80,717
Regions Financial Corp.	270,280	4,356,914
Reliant Bancorp Inc.	2,953	54,985
Renasant Corp.	16,064	541,036
Republic Bancorp. Inc./KY, Class A	2,522	90,969
Republic First Bancorp. Inc.(a)(b)	16,436	46,843
Richmond Mutual Bancorp. Inc.	6,045	82,575
S&T Bancorp. Inc.	13,068	324,609
Sandy Spring Bancorp. Inc.	14,010	450,982
Seacoast Banking Corp. of Florida(a)	13,627	401,315
Select Bancorp. Inc.(a)	6,157	58,307
ServisFirst Bancshares Inc.	13,861	558,460
Shore Bancshares Inc.	3,315	48,399
Sierra Bancorp.	2,948	70,516
Signature Bank/New York NY	14,295	1,933,971
Silvergate Capital Corp., Class A(a)	3,648	271,083
Simmons First National Corp., Class A	28,427	613,739
SmartFinancial Inc.	2,850	51,699
South Plains Financial Inc.	4,261	80,746
South State Corp.	19,394	1,402,186
Southern First Bancshares Inc.(a)	1,503	53,131
Southern National Bancorp. of Virginia Inc.	7,082	85,763
Southside Bancshares Inc.	9,146	283,800
Spirit of Texas Bancshares Inc.	3,313	55,658
Sterling Bancorp./DE	56,609	1,017,830
Stock Yards Bancorp. Inc.	6,240	252,595
Summit Financial Group Inc.	2,209	48,775
SVB Financial Group(a)(b)	14,313	5,551,011
Synovus Financial Corp.	39,248	1,270,458
TCF Financial Corp.	43,406	1,606,890
Texas Capital Bancshares Inc.(a)(b)	13,439	799,620
Tompkins Financial Corp.	3,670	259,102
TowneBank/Portsmouth VA	17,533	411,675
TriCo Bancshares	7,511	264,988
TriState Capital Holdings Inc.(a)(b)	5,742	99,911
Triumph Bancorp. Inc.(a)	7,525	365,339
Truist Financial Corp.	374,624	17,955,728
Trustmark Corp.	17,034	465,199
U.S. Bancorp.	379,742	17,692,180
UMB Financial Corp.	12,776	881,416
Umpqua Holdings Corp.	60,976	923,177
United Bankshares Inc./WV	35,085	1,136,754
United Community Banks Inc./GA	20,815	591,979
United Security Bancshares/Fresno CA	7,097	50,034
Unity Bancorp. Inc.	4,158	72,973
Univest Financial Corp.	7,417	152,642
Valley National Bancorp.	106,135	1,034,816
Veritex Holdings Inc.	15,585	399,911
Washington Trust Bancorp. Inc.	3,704	165,939
Webster Financial Corp.	26,065	1,098,640
Wells Fargo & Co.	1,047,185	31,604,043
WesBanco Inc.	17,446	522,682
West Bancorp. Inc.	3,865	74,594
Westamerica Bancorp.	7,741	428,000
Western Alliance Bancorp.	27,279	1,635,376
Wintrust Financial Corp.	16,365	999,738
Zions Bancorp NA	45,597	1,980,734

		420,736,518

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Beverages — 1.4%
Boston Beer Co. Inc. (The), Class A, NVS(a)	2,470	$2,455,896
Brown-Forman Corp., Class A	12,317	904,930
Brown-Forman Corp., Class B, NVS	50,410	4,004,066
Celsius Holdings Inc.(a)(b)	9,529	479,404
Coca-Cola Co. (The)	1,076,463	59,033,231
Coca-Cola Consolidated Inc.	1,417	377,305
Constellation Brands Inc., Class A	44,389	9,723,411
Keurig Dr Pepper Inc.	124,664	3,989,248
MGP Ingredients Inc.	3,983	187,440
Molson Coors Beverage Co., Class B	49,765	2,248,880
Monster Beverage Corp.(a)	103,033	9,528,492
National Beverage Corp.	3,476	295,112
NewAge Inc.(a)(b)	19,972	52,526
PepsiCo Inc.	386,480	57,314,984
Primo Water Corp.	46,223	724,777

		151,319,702

Biotechnology — 2.7%
AbbVie Inc.	490,456	52,552,360
Abeona Therapeutics Inc.(a)	6,514	10,227
ACADIA Pharmaceuticals Inc.(a)(b)	31,347	1,675,811
Acceleron Pharma Inc.(a)	14,003	1,791,544
ADMA Biologics Inc.(a)(b)	15,637	30,492
Adverum Biotechnologies Inc.(a)	26,786	290,360
Aeglea BioTherapeutics Inc.(a)	7,198	56,648
Affimed NV(a)	28,308	164,753
Agenus Inc.(a)	46,871	149,050
Agios Pharmaceuticals Inc.(a)	16,770	726,644
Akebia Therapeutics Inc.(a)	36,493	102,180
Akero Therapeutics Inc.(a)(b)	3,185	82,173
Akouos Inc.(a)	4,042	80,153
Albireo Pharma Inc.(a)	2,393	89,761
Alector Inc.(a)(b)	10,939	165,507
Alexion Pharmaceuticals Inc.(a)	59,245	9,256,439
Alkermes PLC(a)	43,803	873,870
Allakos Inc.(a)(b)	6,764	946,960
Allogene Therapeutics Inc.(a)(b)	16,048	405,052
Allovir Inc.(a)(b)	4,988	191,739
Alnylam Pharmaceuticals Inc.(a)	31,854	4,140,064
ALX Oncology Holdings Inc.(a)(b)	2,652	228,602
Amgen Inc.	162,258	37,306,359
Amicus Therapeutics Inc.(a)	72,578	1,675,826
AnaptysBio Inc.(a)	7,490	161,035
Anavex Life Sciences Corp.(a)(b)	19,870	107,298
Anika Therapeutics Inc.(a)	4,239	191,857
Annexon Inc.(a)	4,185	104,751
Apellis Pharmaceuticals Inc.(a)	15,637	894,436
Applied Molecular Transport Inc.(a)(b)	3,436	105,726
Applied Therapeutics Inc.(a)	1,867	41,093
Aprea Therapeutics Inc.(a)	2,682	13,195
Arcturus Therapeutics Holdings Inc.(a)(b)	6,086	264,011
Arcus Biosciences Inc.(a)(b)	12,441	322,968
Arcutis Biotherapeutics Inc.(a)	3,313	93,195
Ardelyx Inc.(a)	18,356	118,763
Arena Pharmaceuticals Inc.(a)	15,744	1,209,612
Arrowhead Pharmaceuticals Inc.(a)(b)	27,316	2,095,957
Assembly Biosciences Inc.(a)	6,208	37,558
Atara Biotherapeutics Inc.(a)	16,588	325,622
Athenex Inc.(a)(b)	16,387	181,240
Athersys Inc.(a)(b)	46,102	80,679
Atreca Inc., Class A(a)	9,891	159,740

Security	Shares	Value

Biotechnology (continued)
Avid Bioservices Inc.(a)(b)	11,808	$136,264
Avidity Biosciences Inc.(a)	4,642	118,464
Avrobio Inc.(a)	5,691	79,333
Beam Therapeutics Inc.(a)	9,829	802,440
Beyondspring Inc.(a)	3,733	45,543
BioCryst Pharmaceuticals Inc.(a)	47,519	354,017
Biogen Inc.(a)	42,695	10,454,298
Biohaven Pharmaceutical Holding Co. Ltd.(a)	13,065	1,119,801
BioMarin Pharmaceutical Inc.(a)	50,689	4,444,918
Bioxcel Therapeutics Inc.(a)	2,565	118,503
Black Diamond Therapeutics Inc.(a)(b)	3,499	112,143
Bluebird Bio Inc.(a)	17,837	771,807
Blueprint Medicines Corp.(a)	14,905	1,671,596
BrainStorm Cell Therapeutics Inc.(a)(b)	7,952	35,983
Bridgebio Pharma Inc.(a)	21,002	1,493,452
Calithera Biosciences Inc.(a)	20,377	100,051
Calyxt Inc.(a)(b)	2,632	11,107
CareDx Inc.(a)	13,275	961,774
CASI Pharmaceuticals Inc.(a)	13,751	40,565
Catalyst Pharmaceuticals Inc.(a)(b)	25,158	84,028
Cellular Biomedicine Group Inc.(a)	4,268	78,446
CEL-SCI Corp.(a)(b)	10,904	127,141
ChemoCentryx Inc.(a)	13,756	851,772
Chimerix Inc.(a)	11,787	56,931
Chinook Therapeutics Inc.(a)	3,947	62,599
Clovis Oncology Inc.(a)(b)	14,484	69,523
Coherus Biosciences Inc.(a)	17,084	296,920
Concert Pharmaceuticals Inc.(a)	4,082	51,596
Constellation Pharmaceuticals Inc.(a)	10,051	289,469
Corbus Pharmaceuticals Holdings Inc.(a)	25,117	31,396
Cortexyme Inc.(a)	5,029	139,706
Crinetics Pharmaceuticals Inc.(a)	7,495	105,754
Cue Biopharma Inc.(a)(b)	4,505	56,358
Cyclerion Therapeutics Inc.(a)	4,230	12,944
Cytokinetics Inc.(a)(b)	18,448	383,349
CytomX Therapeutics Inc.(a)	10,500	68,775
Deciphera Pharmaceuticals Inc.(a)	10,369	591,759
Denali Therapeutics Inc.(a)	16,433	1,376,428
Dicerna Pharmaceuticals Inc.(a)	16,592	365,522
Dynavax Technologies Corp.(a)	17,159	76,358
Eagle Pharmaceuticals Inc./DE(a)	3,313	154,286
Editas Medicine Inc.(a)(b)	16,249	1,139,217
Eidos Therapeutics Inc.(a)	2,425	319,082
Eiger BioPharmaceuticals Inc.(a)	7,588	93,257
Emergent BioSolutions Inc.(a)(b)	12,336	1,105,306
Enanta Pharmaceuticals Inc.(a)(b)	4,974	209,405
Epizyme Inc.(a)	21,685	235,499
Esperion Therapeutics Inc.(a)(b)	6,261	162,786
Evelo Biosciences Inc.(a)(b)	5,807	70,207
Exact Sciences Corp.(a)	41,452	5,491,976
Exelixis Inc.(a)	85,635	1,718,694
Fate Therapeutics Inc.(a)(b)	19,897	1,809,234
FibroGen Inc.(a)(b)	23,060	855,295
Five Prime Therapeutics Inc.(a)(b)	7,575	128,851
Flexion Therapeutics Inc.(a)(b)	15,437	178,143
Forma Therapeutics Holdings Inc.(a)	4,467	155,898
Fortress Biotech Inc.(a)	21,262	67,401
Frequency Therapeutics Inc.(a)	7,835	276,262
G1 Therapeutics Inc.(a)	9,315	167,577
Galectin Therapeutics Inc.(a)(b)	21,472	48,097

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Generation Bio Co.(a)	3,395	$96,248
Geron Corp.(a)(b)	101,527	161,428
Gilead Sciences Inc.	350,994	20,448,910
Global Blood Therapeutics Inc.(a)(b)	16,585	718,296
GlycoMimetics Inc.(a)	9,076	34,126
Gossamer Bio Inc.(a)(b)	11,869	114,773
Gritstone Oncology Inc.(a)	8,053	31,729
Halozyme Therapeutics Inc.(a)(b)	36,926	1,577,109
Heron Therapeutics Inc.(a)(b)	23,345	494,097
Homology Medicines Inc.(a)	8,228	92,894
Ideaya Biosciences Inc.(a)	7,359	103,026
IGM Biosciences Inc.(a)(b)	1,417	125,107
ImmunoGen Inc.(a)	56,803	366,379
Immunovant Inc.(a)	9,705	448,274
Incyte Corp.(a)	50,716	4,411,278
Inovio Pharmaceuticals Inc.(a)(b)	39,900	353,115
Inozyme Pharma Inc.(a)(b)	3,919	80,888
Insmed Inc.(a)(b)	28,039	933,418
Intellia Therapeutics Inc.(a)(b)	13,719	746,314
Intercept Pharmaceuticals Inc.(a)	7,035	173,765
Invitae Corp.(a)(b)	31,984	1,337,251
Ionis Pharmaceuticals Inc.(a)	36,060	2,038,832
Iovance Biotherapeutics Inc.(a)(b)	37,716	1,750,022
Ironwood Pharmaceuticals Inc.(a)	41,599	473,813
iTeos Therapeutics Inc.(a)	3,245	109,746
IVERIC bio Inc.(a)	22,297	154,072
Jounce Therapeutics Inc.(a)	4,918	34,426
Kadmon Holdings Inc.(a)	48,405	200,881
KalVista Pharmaceuticals Inc.(a)	3,930	74,631
Karuna Therapeutics Inc.(a)	4,270	433,789
Karyopharm Therapeutics Inc.(a)	21,342	330,374
Keros Therapeutics Inc.(a)	3,601	254,015
Kezar Life Sciences Inc.(a)	5,693	29,717
Kindred Biosciences Inc.(a)	8,725	37,605
Kiniksa Pharmaceuticals Ltd., Class A(a)	8,391	148,269
Kodiak Sciences Inc.(a)	8,337	1,224,789
Kronos Bio Inc.(a)	4,040	120,675
Krystal Biotech Inc.(a)	4,351	261,060
Kura Oncology Inc.(a)	17,187	561,327
Kymera Therapeutics Inc.(a)(b)	2,785	172,670
La Jolla Pharmaceutical Co.(a)(b)	5,209	20,211
Lexicon Pharmaceuticals Inc.(a)(b)	9,648	32,996
Ligand Pharmaceuticals Inc.(a)(b)	4,019	399,690
MacroGenics Inc.(a)	12,469	285,041
Madrigal Pharmaceuticals Inc.(a)	2,812	312,610
Magenta Therapeutics Inc.(a)(b)	4,476	35,092
MannKind Corp.(a)	40,753	127,557
Marker Therapeutics Inc.(a)(b)	11,121	16,125
MediciNova Inc.(a)(b)	7,853	41,307
MEI Pharma Inc.(a)	39,086	103,187
MeiraGTx Holdings PLC(a)	4,437	67,176
Mersana Therapeutics Inc.(a)	14,771	393,056
Minerva Neurosciences Inc.(a)	12,800	29,952
Mirati Therapeutics Inc.(a)	11,827	2,597,682
Moderna Inc.(a)	79,826	8,339,422
Molecular Templates Inc.(a)	8,053	75,618
Morphic Holding Inc.(a)	3,798	127,423
Mustang Bio Inc.(a)	11,410	43,187
Myriad Genetics Inc.(a)	18,703	369,852
NantKwest Inc.(a)(b)	8,009	106,760

Security	Shares	Value

Biotechnology (continued)
Natera Inc.(a)	20,901	$2,080,068
Neoleukin Therapeutics Inc.(a)	8,207	115,719
Neurocrine Biosciences Inc.(a)	26,065	2,498,330
NextCure Inc.(a)	3,921	42,739
Nkarta Inc.(a)	4,506	276,984
Novavax Inc.(a)	17,124	1,909,497
Nurix Therapeutics Inc.(a)	3,120	102,586
Oncternal Therapeutics Inc.(b)(c)	684	1,402
OPKO Health Inc.(a)(b)	103,888	410,358
ORIC Pharmaceuticals Inc.(a)(b)	6,135	207,670
Ovid therapeutics Inc.(a)	11,845	27,362
Oyster Point Pharma Inc.(a)(b)	2,531	47,633
Passage Bio Inc.(a)(b)	3,764	96,245
Pieris Pharmaceuticals Inc.(a)	15,032	37,580
PMV Pharmaceuticals Inc.(a)	3,774	232,139
Praxis Precision Medicines Inc.(a)	3,050	167,811
Precigen Inc.(a)	21,461	218,902
Precision BioSciences Inc.(a)	9,949	82,975
Prelude Therapeutics Inc.(a)	2,533	181,236
Prevail Therapeutics Inc.(a)	6,031	139,135
Protagonist Therapeutics Inc.(a)	7,472	150,636
Prothena Corp. PLC(a)	10,285	123,523
PTC Therapeutics Inc.(a)(b)	16,542	1,009,558
Puma Biotechnology Inc.(a)	7,986	81,936
Radius Health Inc.(a)	13,644	243,682
Rapt Therapeutics Inc.(a)	3,061	60,455
Regeneron Pharmaceuticals Inc.(a)	27,013	13,050,250
REGENXBIO Inc.(a)	9,554	433,369
Relay Therapeutics Inc.(a)(b)	8,956	372,211
Replimune Group Inc.(a)	6,359	242,596
REVOLUTION Medicines Inc.(a)	10,727	424,682
Rhythm Pharmaceuticals Inc.(a)(b)	9,104	270,662
Rigel Pharmaceuticals Inc.(a)	45,253	158,386
Rocket Pharmaceuticals Inc.(a)(b)	9,815	538,255
Rubius Therapeutics Inc.(a)(b)	9,423	71,521
Sage Therapeutics Inc.(a)	13,964	1,208,026
Sangamo Therapeutics Inc.(a)	34,779	542,726
Sarepta Therapeutics Inc.(a)	20,755	3,538,520
Savara Inc.(a)	6,837	7,863
Scholar Rock Holding Corp.(a)	7,048	342,039
Seagen Inc.(a)	35,243	6,172,459
Selecta Biosciences Inc.(a)	27,055	81,977
Seres Therapeutics Inc.(a)	15,342	375,879
Shattuck Labs Inc.(a)	3,619	189,672
Solid Biosciences Inc.(a)	2,949	22,353
Sorrento Therapeutics Inc.(a)(b)	63,306	432,063
Spectrum Pharmaceuticals Inc.(a)	27,012	92,111
Spero Therapeutics Inc.(a)(b)	6,373	123,572
SpringWorks Therapeutics Inc.(a)	5,892	427,288
Stoke Therapeutics Inc.(a)	3,386	209,695
Sutro Biopharma Inc.(a)	8,510	184,752
Syndax Pharmaceuticals Inc.(a)	8,136	180,945
Syros Pharmaceuticals Inc.(a)	12,400	134,540
TCR2 Therapeutics Inc.(a)	4,917	152,083
TG Therapeutics Inc.(a)(b)	30,826	1,603,569
Translate Bio Inc.(a)(b)	21,051	387,970
Travere Therapeutics, Inc.(a)	12,675	345,457
Turning Point Therapeutics Inc.(a)	10,354	1,261,635
Twist Bioscience Corp.(a)	9,445	1,334,484
Tyme Technologies Inc.(a)(b)	27,971	34,125

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Ultragenyx Pharmaceutical Inc.(a)	17,294	$2,394,008
United Therapeutics Corp.(a)	12,285	1,864,740
UNITY Biotechnology Inc.(a)	6,705	35,134
UroGen Pharma Ltd.(a)(b)	5,209	93,866
Vanda Pharmaceuticals Inc.(a)	15,367	201,922
Vaxart Inc.(a)(b)	15,277	87,232
Vaxcyte Inc.(a)(b)	5,071	134,736
VBI Vaccines Inc.(a)(b)	47,633	130,991
Veracyte Inc.(a)	15,900	778,146
Verastem Inc.(a)(b)	45,337	96,568
Vericel Corp.(a)	13,964	431,208
Vertex Pharmaceuticals Inc.(a)	72,527	17,141,031
Viela Bio Inc.(a)(b)	5,531	198,950
Viking Therapeutics Inc.(a)(b)	20,983	118,134
Vir Biotechnology Inc.(a)(b)	15,566	416,857
Voyager Therapeutics Inc.(a)	6,133	43,851
X4 Pharmaceuticals Inc.(a)(b)	736	4,732
XBiotech Inc.(a)(b)	5,211	81,552
Xencor Inc.(a)(b)	15,394	671,640
Y-mAbs Therapeutics Inc.(a)	7,380	365,384
Zentalis Pharmaceuticals Inc.(a)	7,947	412,767
ZIOPHARM Oncology Inc.(a)(b)	46,546	117,296

		288,034,339

Building Products — 0.6%
A O Smith Corp.	38,011	2,083,763
AAON Inc.	10,897	726,067
Advanced Drainage Systems Inc.(b)	15,452	1,291,478
Allegion PLC	25,831	3,006,212
Alpha Pro Tech Ltd.(a)	6,048	67,435
American Woodmark Corp.(a)	4,906	460,428
Apogee Enterprises Inc.	7,277	230,535
Armstrong World Industries Inc.	13,628	1,013,787
AZEK Co. Inc. (The)(a)(b)	19,741	759,042
Builders FirstSource Inc.(a)	33,435	1,364,482
Caesarstone Ltd.	6,288	81,052
Carrier Global Corp.	242,341	9,141,103
Cornerstone Building Brands Inc.(a)	11,801	109,513
CSW Industrials Inc.	3,810	426,377
Fortune Brands Home & Security Inc.	38,473	3,297,906
Gibraltar Industries Inc.(a)(b)	8,390	603,577
Griffon Corp.	11,801	240,504
Insteel Industries Inc.	4,426	98,567
JELD-WEN Holding Inc.(a)	18,213	461,882
Johnson Controls International PLC	202,239	9,422,315
Lennox International Inc.	9,787	2,681,344
Masco Corp.	73,356	4,029,445
Masonite International Corp.(a)	7,382	725,946
Owens Corning	29,954	2,269,315
PGT Innovations Inc.(a)	15,286	310,917
Quanex Building Products Corp.	9,343	207,134
Resideo Technologies Inc.(a)	34,151	726,050
Simpson Manufacturing Co. Inc.	11,981	1,119,625
Trane Technologies PLC	66,532	9,657,785
Trex Co. Inc.(a)	32,128	2,689,756
UFP Industries Inc.	16,841	935,518

		60,238,860

Capital Markets — 2.6%
Affiliated Managers Group Inc.	12,621	1,283,556
Ameriprise Financial Inc.	32,807	6,375,384

Security	Shares	Value

Capital Markets (continued)
Apollo Global Management Inc.	47,605	$2,331,693
Ares Management Corp., Class A	27,347	1,286,676
Artisan Partners Asset Management Inc., Class A	15,377	774,078
Assetmark Financial Holdings Inc.(a)	3,841	92,952
Associated Capital Group Inc., Class A	779	27,359
B. Riley Financial Inc.	4,303	190,279
Bank of New York Mellon Corp. (The)	223,030	9,465,393
BGC Partners Inc., Class A	90,010	360,040
BlackRock Inc.(d)	41,000	29,583,140
Blucora Inc.(a)	13,546	215,517
BrightSphere Investment Group Inc.	15,135	291,803
Carlyle Group Inc. (The)	32,504	1,021,926
Cboe Global Markets Inc.	30,217	2,813,807
Charles Schwab Corp. (The)	383,526	20,342,219
CME Group Inc.	99,151	18,050,440
Cohen & Steers Inc.	6,291	467,421
Cowen Inc., Class A	6,366	165,452
Diamond Hill Investment Group Inc.	714	106,579
Donnelley Financial Solutions Inc.(a)	10,385	176,233
Eaton Vance Corp., NVS	31,136	2,115,069
Evercore Inc., Class A	10,897	1,194,747
FactSet Research Systems Inc.	10,353	3,442,373
Federated Hermes Inc.	27,620	797,942
Focus Financial Partners Inc., Class A(a)	9,724	422,994
Franklin Resources Inc.	73,957	1,848,185
GAMCO Investors Inc., Class A	3,313	58,773
Goldman Sachs Group Inc. (The)	92,545	24,405,042
Greenhill & Co. Inc.	4,594	55,771
Hamilton Lane Inc., Class A	8,362	652,654
Houlihan Lokey Inc.	14,215	955,674
Interactive Brokers Group Inc., Class A	20,339	1,239,052
Intercontinental Exchange Inc.	154,191	17,776,680
Invesco Ltd.	102,615	1,788,579
KKR & Co. Inc.	148,666	6,019,486
Lazard Ltd., Class A	27,206	1,150,814
LPL Financial Holdings Inc.	22,419	2,336,508
MarketAxess Holdings Inc.	10,306	5,880,191
Moelis & Co., Class A	14,699	687,325
Moody’s Corp.	45,364	13,166,447
Morgan Stanley	372,310	25,514,404
Morningstar Inc.	6,065	1,404,472
MSCI Inc.	22,767	10,166,149
Nasdaq Inc.	32,329	4,291,352
Northern Trust Corp.	53,076	4,943,499
Oppenheimer Holdings Inc., Class A, NVS	2,599	81,687
Piper Sandler Cos.	5,104	514,994
PJT Partners Inc., Class A	6,527	491,157
Pzena Investment Management Inc., Class A	2,861	20,885
Raymond James Financial Inc.	33,722	3,226,184
S&P Global Inc.	67,143	22,071,918
Safeguard Scientifics Inc.(a)	5,192	33,125
Sculptor Capital Management Inc.	4,635	70,452
SEI Investments Co.	32,169	1,848,752
Siebert Financial Corp.(a)	2,194	9,215
Silvercrest Asset Management Group Inc., Class A	1,857	25,794
State Street Corp.	98,217	7,148,233
StepStone Group Inc., Class A(a)	5,366	213,567
Stifel Financial Corp.	28,603	1,443,307
StoneX Group Inc.(a)	3,588	207,745
T Rowe Price Group Inc.	63,115	9,554,980

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Tradeweb Markets Inc., Class A	22,914	$1,430,979
Value Line Inc.	318	10,484
Virtu Financial Inc., Class A	15,923	400,782
Virtus Investment Partners Inc.	1,819	394,723
Waddell & Reed Financial Inc., Class A	17,395	443,051
Westwood Holdings Group Inc.	1,717	24,897
WisdomTree Investments Inc.	41,354	221,244

		277,624,284

Chemicals — 1.8%
Advanced Emissions Solutions Inc.	6,951	38,230
AdvanSix Inc.(a)	8,129	162,499
Air Products & Chemicals Inc.	61,566	16,821,063
Albemarle Corp.	29,687	4,379,426
American Vanguard Corp.	7,020	108,950
Amyris Inc.(a)(b)	13,919	85,950
Ashland Global Holdings Inc.	15,432	1,222,214
Avient Corp.	26,065	1,049,898
Axalta Coating Systems Ltd.(a)	57,423	1,639,427
Balchem Corp.	9,185	1,058,296
Cabot Corp.	16,170	725,710
Celanese Corp.	32,781	4,259,563
CF Industries Holdings Inc.	58,610	2,268,793
Chase Corp.	2,365	238,889
Chemours Co. (The)	46,752	1,158,982
Corteva Inc.	208,262	8,063,905
Dow Inc.	207,221	11,500,765
DuPont de Nemours Inc.	205,314	14,599,879
Eastman Chemical Co.	38,038	3,814,451
Ecolab Inc.	69,443	15,024,687
Element Solutions Inc.	60,761	1,077,293
Ferro Corp.(a)	22,981	336,212
FMC Corp.	35,943	4,130,929
FutureFuel Corp.	9,265	117,665
GCP Applied Technologies Inc.(a)	14,585	344,935
Hawkins Inc.	2,298	120,208
HB Fuller Co.	13,949	723,674
Huntsman Corp.	55,960	1,406,834
Ingevity Corp.(a)	11,507	871,425
Innospec Inc.	6,710	608,798
International Flavors & Fragrances Inc.	29,572	3,218,616
Intrepid Potash Inc.(a)	3,320	80,178
Koppers Holdings Inc.(a)	5,374	167,454
Kraton Corp.(a)	8,265	229,684
Kronos Worldwide Inc.	5,120	76,339
Linde PLC	146,483	38,599,735
Livent Corp.(a)	40,649	765,827
LyondellBasell Industries NV, Class A	71,569	6,560,015
Minerals Technologies Inc.	10,024	622,691
Mosaic Co. (The)	97,167	2,235,813
NewMarket Corp.	1,902	757,548
Olin Corp.	39,686	974,688
Orion Engineered Carbons SA	16,492	282,673
PPG Industries Inc.	65,505	9,447,131
PQ Group Holdings Inc.	12,406	176,910
Quaker Chemical Corp.	3,662	927,914
Rayonier Advanced Materials Inc.(a)	14,643	95,472
RPM International Inc.	35,969	3,265,266
Scotts Miracle-Gro Co. (The)	11,068	2,204,082
Sensient Technologies Corp.	11,779	868,937
Sherwin-Williams Co. (The)	22,898	16,827,969

Security	Shares	Value

Chemicals (continued)
Stepan Co.	6,303	$752,074
Trecora Resources(a)	5,047	35,279
Tredegar Corp.	6,062	101,235
Trinseo SA	11,879	608,324
Tronox Holdings PLC, Class A(a)	29,250	427,635
Valvoline Inc.	51,902	1,201,012
Westlake Chemical Corp.	9,971	813,634
WR Grace & Co.	15,819	867,198

		191,150,883

Commercial Services & Supplies — 0.6%
ABM Industries Inc.	18,074	683,920
ACCO Brands Corp.	28,658	242,160
ADT Inc.	43,108	338,398
Brady Corp., Class A, NVS	13,121	693,051
BrightView Holdings Inc.(a)(b)	14,356	217,063
Brink’s Co. (The)	13,751	990,072
Casella Waste Systems Inc., Class A(a)(b)	13,703	848,901
CECO Environmental Corp.(a)	6,714	46,729
Cimpress PLC(a)(b)	4,594	403,078
Cintas Corp.	24,632	8,706,427
Clean Harbors Inc.(a)	13,914	1,058,855
CompX International Inc.	433	6,162
Copart Inc.(a)	56,295	7,163,539
Covanta Holding Corp.	30,759	403,866
Deluxe Corp.	11,234	328,033
Ennis Inc.	6,712	119,809
Harsco Corp.(a)	23,548	423,393
Healthcare Services Group Inc.	20,855	586,025
Heritage-Crystal Clean Inc.(a)	5,408	113,947
Herman Miller Inc.	16,762	566,556
HNI Corp.	12,052	415,312
IAA Inc.(a)	37,373	2,428,498
Interface Inc.	14,885	156,292
KAR Auction Services Inc.	37,373	695,511
Kimball International Inc., Class B	8,328	99,520
Knoll Inc.	15,377	225,734
Matthews International Corp., Class A	8,176	240,374
McGrath RentCorp.	6,350	426,085
Montrose Environmental Group Inc.(a)(b)	3,492	108,112
MSA Safety Inc.	9,949	1,486,281
NL Industries Inc.	1,686	8,059
PICO Holdings Inc.(a)	6,531	61,065
Pitney Bowes Inc.	55,875	344,190
Quad/Graphics Inc.	9,002	34,388
Republic Services Inc.	58,562	5,639,521
Rollins Inc.	62,635	2,447,149
SP Plus Corp.(a)	6,157	177,506
Steelcase Inc., Class A	26,032	352,734
Stericycle Inc.(a)	24,787	1,718,483
Team Inc.(a)	7,038	76,714
Tetra Tech Inc.	14,694	1,701,271
U.S. Ecology Inc.	9,376	340,630
UniFirst Corp./MA	4,326	915,771
Viad Corp.	5,209	188,409
VSE Corp.	2,040	78,520
Waste Management Inc.	117,999	13,915,622

		58,221,735

Communications Equipment — 0.8%
Acacia Communications Inc.(a)	10,330	753,677

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
ADTRAN Inc.	14,573	$215,243
Applied Optoelectronics Inc.(a)	5,309	45,180
Arista Networks Inc.(a)	16,400	4,765,348
CalAmp Corp.(a)	8,651	85,818
Calix Inc.(a)	14,827	441,251
Casa Systems Inc.(a)(b)	7,648	47,188
Ciena Corp.(a)	43,041	2,274,717
Cisco Systems Inc.	1,182,223	52,904,479
Clearfield Inc.(a)	2,901	71,713
CommScope Holding Co. Inc.(a)(b)	51,671	692,391
Comtech Telecommunications Corp.	7,827	161,941
Digi International Inc.(a)	6,650	125,685
DZS Inc.(a)	1,698	26,268
EchoStar Corp., Class A(a)	14,689	311,260
Extreme Networks Inc.(a)	29,131	200,713
F5 Networks Inc.(a)	17,088	3,006,463
Genasys Inc.(a)	14,653	95,538
Harmonic Inc.(a)	25,779	190,507
Infinera Corp.(a)(b)	40,871	428,328
Inseego Corp.(a)(b)	20,654	319,517
Juniper Networks Inc.	90,585	2,039,068
KVH Industries Inc.(a)	3,714	42,154
Lumentum Holdings Inc.(a)(b)	20,907	1,981,984
Motorola Solutions Inc.	47,472	8,073,088
NETGEAR Inc.(a)	9,001	365,711
NetScout Systems Inc.(a)	20,537	563,124
Plantronics Inc.	9,452	255,488
Ribbon Communications Inc.(a)	13,947	91,492
Ubiquiti Inc.	2,365	658,676
ViaSat Inc.(a)	16,022	523,118
Viavi Solutions Inc.(a)	65,891	986,718

		82,743,846

Construction & Engineering — 0.2%
AECOM(a)	43,177	2,149,351
Aegion Corp.(a)	10,058	191,001
Ameresco Inc., Class A(a)(b)	7,480	390,755
API Group Corp.(a)(e)	38,826	704,692
Arcosa Inc.	13,193	724,691
Argan Inc.	3,957	176,047
Comfort Systems USA Inc.	10,897	573,836
Construction Partners Inc., Class A(a)	5,417	157,689
Dycom Industries Inc.(a)	8,526	643,884
EMCOR Group Inc.	15,460	1,413,972
Fluor Corp.	40,230	642,473
Granite Construction Inc.	13,803	368,678
Great Lakes Dredge & Dock Corp.(a)	15,172	199,815
IES Holdings Inc.(a)	2,074	95,487
Jacobs Engineering Group Inc.	34,922	3,805,101
MasTec Inc.(a)(b)	15,448	1,053,245
Matrix Service Co.(a)	6,536	72,027
MYR Group Inc.(a)	3,690	221,769
Northwest Pipe Co.(a)	2,636	74,599
NV5 Global Inc.(a)	2,806	221,057
Primoris Services Corp.	11,844	327,013
Quanta Services Inc.	38,220	2,752,604
Sterling Construction Co. Inc.(a)	6,983	129,954
Tutor Perini Corp.(a)	10,022	129,785
Valmont Industries Inc.	6,152	1,076,169

Security	Shares	Value

Construction & Engineering (continued)
WillScot Mobile Mini Holdings Corp.(a)	44,596	$1,033,289

		19,328,983

Construction Materials — 0.1%
Eagle Materials Inc.	11,726	1,188,430
Forterra Inc.(a)	4,992	85,837
Martin Marietta Materials Inc.	17,220	4,889,963
Summit Materials Inc., Class A(a)	32,918	660,994
U.S. Concrete Inc.(a)	4,347	173,750
United State Lime & Minerals Inc.	387	44,118
Vulcan Materials Co.	36,811	5,459,439

		12,502,531

Consumer Finance — 0.6%
Ally Financial Inc.	102,913	3,669,878
American Express Co.	181,855	21,988,088
Capital One Financial Corp.	126,447	12,499,286
Credit Acceptance Corp.(a)(b)	2,857	988,922
Curo Group Holdings Corp.	3,530	50,585
Discover Financial Services	85,536	7,743,574
Encore Capital Group Inc.(a)(b)	9,001	350,589
Enova International Inc.(a)	10,368	256,815
EZCORP Inc., Class A, NVS(a)	12,196	58,419
FirstCash Inc.	11,524	807,141
Green Dot Corp., Class A(a)	14,236	794,369
LendingClub Corp.(a)(b)	17,154	181,146
LendingTree Inc.(a)	3,005	822,739
Navient Corp.	58,335	572,850
Nelnet Inc., Class A	4,558	324,712
OneMain Holdings Inc.	17,987	866,254
Oportun Financial Corp.(a)	3,860	74,768
PRA Group Inc.(a)	12,637	501,183
Prog Holdings Inc.	19,192	1,033,873
Regional Management Corp.	2,810	83,907
Santander Consumer USA Holdings Inc.	21,074	464,049
SLM Corp.	104,402	1,293,541
Synchrony Financial	162,631	5,644,922
World Acceptance Corp.(a)(b)	1,013	103,549

		61,175,159

Containers & Packaging — 0.4%
Amcor PLC	438,768	5,164,299
AptarGroup Inc.	17,594	2,408,443
Ardagh Group SA	5,039	86,721
Avery Dennison Corp.	23,311	3,615,769
Ball Corp.	89,036	8,296,375
Berry Global Group Inc.(a)	36,349	2,042,450
Crown Holdings Inc.(a)	36,634	3,670,727
Graphic Packaging Holding Co.	74,723	1,265,808
Greif Inc., Class A, NVS	6,520	305,658
Greif Inc., Class B	1,501	72,618
International Paper Co.	110,384	5,488,293
Myers Industries Inc.	10,021	208,236
O-I Glass Inc.	44,987	535,345
Packaging Corp. of America	26,325	3,630,481
Pactiv Evergreen Inc.(a)(b)	10,923	198,143
Ranpak Holdings Corp.(a)	10,794	145,071
Sealed Air Corp.	44,035	2,016,363
Silgan Holdings Inc.	22,726	842,680
Sonoco Products Co.	28,751	1,703,497
UFP Technologies Inc.(a)(b)	1,687	78,614

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Westrock Co.	72,187	$3,142,300

		44,917,891

Distributors — 0.1%
Core-Mark Holding Co. Inc.	11,757	345,303
Funko Inc., Class A(a)(b)	6,608	68,591
Genuine Parts Co.	39,635	3,980,543
LKQ Corp.(a)	83,832	2,954,240
Pool Corp.(b)	10,804	4,024,490
Weyco Group Inc.	1,668	26,421

		11,399,588

Diversified Consumer Services — 0.2%
Adtalem Global Education Inc.(a)	15,998	543,132
American Public Education Inc.(a)	4,653	141,823
Aspen Group Inc./CO(a)(b)	8,027	89,341
Bright Horizons Family Solutions Inc.(a)	16,810	2,907,962
Carriage Services Inc.	4,022	125,969
Chegg Inc.(a)	33,627	3,037,527
Collectors Universe Inc.	2,226	167,840
Franchise Group Inc.	5,281	160,806
frontdoor Inc.(a)	23,545	1,182,194
Graham Holdings Co., Class B	1,246	664,592
Grand Canyon Education Inc.(a)	13,177	1,226,911
H&R Block Inc.	55,738	884,005
Houghton Mifflin Harcourt Co.(a)	27,834	92,687
Laureate Education Inc., Class A(a)	32,810	477,714
OneSpaWorld Holdings Ltd.	12,566	127,419
Perdoceo Education Corp.(a)	20,807	262,792
Regis Corp.(a)(b)	8,021	73,713
Service Corp. International	47,335	2,324,149
Strategic Education Inc.	6,109	582,371
Stride Inc.(a)	11,499	244,124
Terminix Global Holdings Inc.(a)	37,441	1,909,865
Vivint Smart Home Inc.(a)	19,381	402,156
WW International Inc.(a)	12,032	293,581

		17,922,673

Diversified Financial Services — 1.2%
Alerus Financial Corp.	4,261	116,624
Banco Latinoamericano de Comercio Exterior SA, Class E	7,178	113,628
Berkshire Hathaway Inc., Class B(a)	523,970	121,492,924
Cannae Holdings Inc.(a)	22,881	1,012,942
Equitable Holdings Inc.	111,904	2,863,623
Jefferies Financial Group Inc.	58,780	1,445,988
Marlin Business Services Corp.	2,122	25,973
Voya Financial Inc.	35,050	2,061,290

		129,132,992

Diversified Telecommunication Services — 1.3%
Anterix Inc.(a)(b)	3,196	120,170
AT&T Inc.	1,985,866	57,113,506
ATN International Inc.	3,154	131,711
Bandwidth Inc., Class A(a)(b)	5,285	812,146
CenturyLink Inc.	308,569	3,008,548
Cincinnati Bell Inc.(a)	14,028	214,348
Cogent Communications Holdings Inc.	11,921	713,710
Consolidated Communications Holdings Inc.(a)	16,585	81,101
IDT Corp., Class B(a)	8,411	103,960
Iridium Communications Inc.(a)	32,647	1,283,843
Liberty Latin America Ltd., Class A(a)	11,845	131,835
Liberty Latin America Ltd., Class C, NVS(a)	42,635	472,822

Security	Shares	Value

Diversified Telecommunication Services (continued)
Ooma Inc.(a)(b)	8,248	$118,771
ORBCOMM Inc.(a)	19,648	145,788
Verizon Communications Inc.	1,154,126	67,804,903
Vonage Holdings Corp.(a)	64,967	836,450

		133,093,612

Electric Utilities — 1.6%
ALLETE Inc.	14,533	900,174
Alliant Energy Corp.	69,986	3,606,379
American Electric Power Co. Inc.	138,968	11,571,865
Avangrid Inc.	15,355	697,885
Duke Energy Corp.	204,753	18,747,185
Edison International	99,251	6,234,948
Entergy Corp.	56,401	5,631,076
Evergy Inc.	63,123	3,503,958
Eversource Energy	96,013	8,306,085
Exelon Corp.	270,383	11,415,570
FirstEnergy Corp.	149,820	4,585,990
Hawaiian Electric Industries Inc.	30,133	1,066,407
IDACORP Inc.	14,350	1,378,030
MGE Energy Inc.	9,784	685,173
NextEra Energy Inc.	545,757	42,105,153
NRG Energy Inc.	67,812	2,546,341
OGE Energy Corp.	57,027	1,816,880
Otter Tail Corp.	10,898	464,364
PG&E Corp.(a)(b)	362,057	4,511,230
Pinnacle West Capital Corp.	31,873	2,548,246
PNM Resources Inc.	22,579	1,095,759
Portland General Electric Co.	25,888	1,107,230
PPL Corp.	214,066	6,036,661
Southern Co. (The)	294,231	18,074,610
Spark Energy Inc., Class A	1,514	14,489
Xcel Energy Inc.	146,690	9,779,822

		168,431,510

Electrical Equipment — 0.6%
Acuity Brands Inc.(b)	10,886	1,318,186
Allied Motion Technologies Inc.	1,581	80,789
American Superconductor Corp.(a)(b)	7,436	174,151
AMETEK Inc.	63,521	7,682,230
Array Technologies Inc.(a)(b)	15,238	657,367
Atkore International Group Inc.(a)	12,284	504,995
AZZ Inc.	6,934	328,949
Bloom Energy Corp., Class A(a)	23,650	677,809
Eaton Corp. PLC	111,718	13,421,801
Emerson Electric Co.	166,290	13,364,727
Encore Wire Corp.	5,263	318,780
EnerSys	11,868	985,756
FuelCell Energy Inc.(a)	79,547	888,540
Generac Holdings Inc.(a)	16,868	3,835,952
GrafTech International Ltd.	16,718	178,214
Hubbell Inc.	15,099	2,367,372
LSI Industries Inc.	12,305	105,331
nVent Electric PLC	41,522	967,047
Plug Power Inc.(a)	103,706	3,516,671
Powell Industries Inc.	2,243	66,146
Preformed Line Products Co.	645	44,144
Regal Beloit Corp.	11,189	1,374,121
Rockwell Automation Inc.	32,269	8,093,388
Sensata Technologies Holding PLC(a)	43,862	2,313,282
Sunrun Inc.(a)	39,967	2,772,910

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Thermon Group Holdings Inc.(a)	9,040	$141,295
TPI Composites Inc.(a)(b)	8,031	423,876
Vertiv Holdings Co.	61,153	1,141,727
Vicor Corp.(a)	4,863	448,466

		68,194,022

Electronic Equipment, Instruments & Components — 0.7%
Akoustis Technologies Inc.(a)(b)	11,501	140,657
Amphenol Corp., Class A	80,582	10,537,708
Arlo Technologies Inc.(a)	22,370	174,262
Arrow Electronics Inc.(a)	21,399	2,082,123
Avnet Inc.	28,578	1,003,374
Badger Meter Inc.	8,698	818,134
Bel Fuse Inc., Class B, NVS	2,797	42,039
Belden Inc.	11,024	461,906
Benchmark Electronics Inc.	10,990	296,840
CDW Corp./DE	39,566	5,214,403
Cognex Corp.	46,639	3,744,412
Coherent Inc.(a)	6,615	992,382
Corning Inc.	208,809	7,517,124
CTS Corp.	8,543	293,281
Daktronics Inc.	9,231	43,201
Dolby Laboratories Inc., Class A	17,908	1,739,404
ePlus Inc.(a)	3,918	344,588
Fabrinet(a)	9,729	754,873
FARO Technologies Inc.(a)	4,351	307,311
Fitbit Inc., Class A(a)	67,575	459,510
FLIR Systems Inc.	35,840	1,570,867
II-VI Inc.(a)	27,614	2,097,560
Insight Enterprises Inc.(a)	9,150	696,224
IPG Photonics Corp.(a)	9,690	2,168,525
Iteris Inc.(a)	11,323	63,975
Itron Inc.(a)	11,100	1,064,490
Jabil Inc.	41,714	1,774,097
Keysight Technologies Inc.(a)	52,208	6,896,155
Kimball Electronics Inc.(a)	6,239	99,762
Knowles Corp.(a)(b)	21,325	393,020
Littelfuse Inc.	6,494	1,653,762
Methode Electronics Inc.	9,582	366,799
MTS Systems Corp.	5,470	318,135
Napco Security Technologies Inc.(a)	3,929	103,018
National Instruments Corp.	36,096	1,586,058
nLight Inc.(a)(b)	11,249	367,280
Novanta Inc.(a)	9,256	1,094,244
OSI Systems Inc.(a)	5,006	466,659
PAR Technology Corp.(a)(b)	5,258	330,150
PC Connection Inc.	2,374	112,267
Plexus Corp.(a)	7,692	601,591
Rogers Corp.(a)	5,138	797,880
Sanmina Corp.(a)	18,602	593,218
ScanSource Inc.(a)	6,961	183,631
SYNNEX Corp.	11,291	919,539
Trimble Inc.(a)	70,442	4,703,412
TTM Technologies Inc.(a)(b)	24,855	342,875
Vishay Intertechnology Inc.	39,109	809,947
Vishay Precision Group Inc.(a)	3,038	95,636
Vontier Corp.(a)	33,206	1,109,081
Zebra Technologies Corp., Class A(a)	14,683	5,643,117

		75,990,506

Security	Shares	Value

Energy Equipment & Services — 0.2%
Archrock Inc.	36,242	$313,856
Aspen Aerogels Inc.(a)	8,597	143,484
Baker Hughes Co.	182,241	3,799,725
Bristow Group Inc.(a)	1,883	49,561
Cactus Inc., Class A	12,952	337,659
ChampionX Corp.(a)(b)	53,113	812,629
DMC Global Inc.	3,701	160,068
Dril-Quip Inc.(a)	10,266	304,079
Exterran Corp.(a)	8,820	38,984
Frank’s International NV(a)	31,615	86,625
Halliburton Co.	246,369	4,656,374
Helix Energy Solutions Group Inc.(a)	36,862	154,820
Helmerich & Payne Inc.	30,033	695,564
Liberty Oilfield Services Inc., Class A	12,115	124,906
Nabors Industries Ltd.	2,268	132,066
National Energy Services Reunited Corp.(a)	9,464	93,977
Newpark Resources Inc.(a)	22,855	43,882
NexTier Oilfield Solutions Inc.(a)	42,115	144,876
NOV Inc.	109,278	1,500,387
Oceaneering International Inc.(a)	25,552	203,138
Oil States International Inc.(a)	16,238	81,515
Patterson-UTI Energy Inc.	57,276	301,272
ProPetro Holding Corp.(a)	20,659	152,670
RPC Inc.(a)	15,537	48,941
Schlumberger Ltd.	386,431	8,435,789
Select Energy Services Inc., Class A(a)	15,991	65,563
Solaris Oilfield Infrastructure Inc., Class A	9,008	73,325
Tidewater Inc.(a)(b)	10,454	90,322
Transocean Ltd.(a)(b)	160,666	371,138
U.S. Silica Holdings Inc.	22,030	154,651

		23,571,846

Entertainment — 2.1%
Activision Blizzard Inc.	212,823	19,760,615
AMC Entertainment Holdings Inc., Class A(b)	14,347	30,416
Cinemark Holdings Inc.	30,185	525,521
Electronic Arts Inc.	79,699	11,444,776
Eros STX Global Corp.(a)(b)	31,183	56,753
Gaia Inc.(a)(b)	3,553	35,104
Glu Mobile Inc.(a)	36,463	328,532
IMAX Corp.(a)	15,333	276,301
Liberty Media Corp.-Liberty Braves, Class A(a)	2,681	66,676
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	8,913	221,755
Liberty Media Corp.-Liberty Formula One, Class A(a)	6,654	252,785
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	56,001	2,385,642
Lions Gate Entertainment Corp., Class A(a)	14,682	166,934
Lions Gate Entertainment Corp., Class B, NVS(a)	27,971	290,339
Live Nation Entertainment Inc.(a)(b)	39,546	2,905,840
LiveXLive Media Inc.(a)(b)	7,485	24,551
Madison Square Garden Entertainment Corp.(a)	5,396	566,796
Madison Square Garden Sports Corp.(a)	5,450	1,003,345
Marcus Corp. (The)	7,239	97,582
Netflix Inc.(a)	118,436	64,041,898
Roku Inc.(a)	30,290	10,056,886
Spotify Technology SA(a)	36,365	11,442,611
Take-Two Interactive Software Inc.(a)	31,201	6,483,256
Walt Disney Co. (The)(a)	503,394	91,204,925
World Wrestling Entertainment Inc., Class A	11,973	575,303

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Zynga Inc., Class A(a)(b)	245,694	$2,425,000

		226,670,142

Equity Real Estate Investment Trusts (REITs) — 3.0%
Acadia Realty Trust	25,041	355,332
Agree Realty Corp.	14,721	980,124
Alexander & Baldwin Inc.	20,540	352,877
Alexander’s Inc.	584	161,972
Alexandria Real Estate Equities Inc.	37,236	6,636,200
American Assets Trust Inc.	12,794	369,491
American Campus Communities Inc.	38,389	1,641,898
American Finance Trust Inc.	29,528	219,393
American Homes 4 Rent, Class A	73,589	2,207,670
American Tower Corp.	122,938	27,594,663
Americold Realty Trust	55,850	2,084,881
Apartment Income REIT Corp.(a)	41,558	1,596,243
Apartment Investment and Management Co., Class A	41,558	219,426
Apple Hospitality REIT Inc.	56,401	728,137
Armada Hoffler Properties Inc.	15,439	173,226
AvalonBay Communities Inc.	39,346	6,312,279
Bluerock Residential Growth REIT Inc.	5,103	64,655
Boston Properties Inc.	43,349	4,097,781
Brandywine Realty Trust	51,072	608,268
Brixmor Property Group Inc.	82,724	1,369,082
Broadstone Net Lease Inc., Class A	9,809	192,060
Brookfield Property REIT Inc., Class A	12,281	183,478
BRT Apartments Corp.	5,623	85,470
Camden Property Trust	25,956	2,593,524
CareTrust REIT Inc.	26,969	598,172
CatchMark Timber Trust Inc., Class A	17,533	164,109
Centerspace	3,162	223,364
Chatham Lodging Trust	13,298	143,618
CIM Commercial Trust Corp.	6,521	92,859
City Office REIT Inc.	13,379	130,713
Clipper Realty Inc.	6,906	48,687
Colony Capital Inc.	133,864	643,886
Columbia Property Trust Inc.	33,191	475,959
Community Healthcare Trust Inc.	6,014	283,320
CoreCivic Inc.	31,526	206,495
CorEnergy Infrastructure Trust Inc.	4,016	27,510
CorePoint Lodging Inc.	11,845	81,494
CoreSite Realty Corp.	11,636	1,457,758
Corporate Office Properties Trust	30,805	803,394
Cousins Properties Inc.	41,072	1,375,912
Crown Castle International Corp.	116,125	18,485,939
CTO Realty Growth Inc.	1,282	54,049
CubeSmart	53,437	1,796,018
CyrusOne Inc.	32,133	2,350,529
DiamondRock Hospitality Co.	56,318	464,624
Digital Realty Trust Inc.	77,676	10,836,579
Diversified Healthcare Trust	68,005	280,181
Douglas Emmett Inc.	46,394	1,353,777
Duke Realty Corp.	103,801	4,148,926
Easterly Government Properties Inc.	20,932	474,110
EastGroup Properties Inc.	10,534	1,454,324
Empire State Realty Trust Inc., Class A	39,921	372,064
EPR Properties	21,325	693,063
Equinix Inc.	24,732	17,663,100
Equity Commonwealth	33,202	905,751
Equity LifeStyle Properties Inc.	48,431	3,068,588
Equity Residential	101,845	6,037,372

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Essential Properties Realty Trust Inc.	24,035	$509,542
Essex Property Trust Inc.	18,040	4,283,057
Extra Space Storage Inc.	35,398	4,101,212
Farmland Partners Inc.	8,906	77,482
Federal Realty Investment Trust	21,042	1,791,095
First Industrial Realty Trust Inc.	35,508	1,495,952
Four Corners Property Trust Inc.	18,339	545,952
Franklin Street Properties Corp.	28,911	126,341
Front Yard Residential Corp.	14,356	232,567
Gaming and Leisure Properties Inc.	61,001	2,586,442
GEO Group Inc. (The)	33,696	298,547
Getty Realty Corp.	9,042	249,017
Gladstone Commercial Corp.	10,101	181,818
Gladstone Land Corp.	6,157	90,138
Global Medical REIT Inc.	12,015	156,916
Global Net Lease Inc.	26,156	448,314
Healthcare Realty Trust Inc.	37,722	1,116,571
Healthcare Trust of America Inc., Class A(b)	61,141	1,683,823
Healthpeak Properties Inc.	150,450	4,548,104
Hersha Hospitality Trust	9,917	78,245
Highwoods Properties Inc.	27,961	1,108,094
Host Hotels & Resorts Inc.	193,016	2,823,824
Hudson Pacific Properties Inc.	42,181	1,013,188
Independence Realty Trust Inc.	25,593	343,714
Industrial Logistics Properties Trust	16,981	395,487
Innovative Industrial Properties Inc.	5,915	1,083,214
Invitation Homes Inc.	156,843	4,658,237
Iron Mountain Inc.	80,101	2,361,377
iStar Inc.	16,479	244,713
JBG SMITH Properties	34,023	1,063,899
Kilroy Realty Corp.	32,028	1,838,407
Kimco Realty Corp.	113,313	1,700,828
Kite Realty Group Trust	21,249	317,885
Lamar Advertising Co., Class A	24,034	2,000,109
Lexington Realty Trust	75,991	807,024
Life Storage Inc.	12,819	1,530,460
LTC Properties Inc.	10,183	396,221
Macerich Co. (The)(b)	40,769	435,005
Mack-Cali Realty Corp.	24,930	310,628
Medical Properties Trust Inc.	143,627	3,129,632
Mid-America Apartment Communities Inc.	31,497	3,990,355
Monmouth Real Estate Investment Corp.	28,349	491,005
National Health Investors Inc.	11,743	812,263
National Retail Properties Inc.	47,869	1,958,799
National Storage Affiliates Trust	16,111	580,479
NETSTREIT Corp.	5,253	102,381
New Senior Investment Group Inc.	22,407	116,068
NexPoint Residential Trust Inc.	6,404	270,953
Office Properties Income Trust	13,120	298,086
Omega Healthcare Investors Inc.	63,037	2,289,504
One Liberty Properties Inc.	3,129	62,799
Outfront Media Inc.	40,287	788,014
Paramount Group Inc.	58,837	531,886
Park Hotels & Resorts Inc.	68,060	1,167,229
Pebblebrook Hotel Trust(b)	35,545	668,246
Physicians Realty Trust	56,970	1,014,066
Piedmont Office Realty Trust Inc., Class A	34,997	568,001
Plymouth Industrial REIT Inc.	7,174	107,610
PotlatchDeltic Corp.	18,003	900,510
Preferred Apartment Communities Inc., Class A	10,091	74,673

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Prologis Inc.	205,695	$20,499,564
PS Business Parks Inc.	5,427	721,085
Public Storage	42,193	9,743,630
QTS Realty Trust Inc., Class A	16,732	1,035,376
Rayonier Inc.	35,639	1,047,074
Realty Income Corp.	97,757	6,077,553
Regency Centers Corp.	46,069	2,100,286
Retail Opportunity Investments Corp.	29,952	401,057
Retail Properties of America Inc., Class A	57,556	492,679
Retail Value Inc.	4,344	64,595
Rexford Industrial Realty Inc.	34,525	1,695,523
RLJ Lodging Trust	47,376	670,370
RPT Realty	19,204	166,115
Ryman Hospitality Properties Inc.	14,697	995,869
Sabra Health Care REIT Inc.	55,398	962,263
Safehold Inc.	5,398	391,301
Saul Centers Inc.	3,313	104,956
SBA Communications Corp.	30,824	8,696,375
Seritage Growth Properties, Class A(a)	8,834	129,683
Service Properties Trust	44,451	510,742
Simon Property Group Inc.	90,254	7,696,861
SITE Centers Corp.	40,989	414,809
SL Green Realty Corp.	20,387	1,214,657
Spirit Realty Capital Inc.	27,780	1,115,923
STAG Industrial Inc.	42,099	1,318,541
STORE Capital Corp.	67,089	2,279,684
Summit Hotel Properties Inc.	30,250	272,553
Sun Communities Inc.	29,412	4,469,153
Sunstone Hotel Investors Inc.	64,586	731,759
Tanger Factory Outlet Centers Inc.	24,169	240,723
Terreno Realty Corp.	19,156	1,120,818
UDR Inc.	81,156	3,118,825
UMH Properties Inc.	10,024	148,455
Uniti Group Inc.	53,382	626,171
Universal Health Realty Income Trust	3,357	215,754
Urban Edge Properties	31,176	403,417
Urstadt Biddle Properties Inc., Class A	9,544	134,857
Ventas Inc.	104,285	5,114,136
VEREIT Inc.	60,863	2,300,013
VICI Properties Inc.	149,402	3,809,751
Vornado Realty Trust	48,817	1,822,827
Washington REIT	24,517	530,303
Weingarten Realty Investors	33,369	723,106
Welltower Inc.	117,018	7,561,703
Weyerhaeuser Co.	206,971	6,939,738
Whitestone REIT	9,505	75,755
WP Carey Inc.	48,259	3,406,120
Xenia Hotels & Resorts Inc.	31,753	482,646

		321,775,536

Food & Staples Retailing — 1.3%
Albertsons Companies Inc., Class A(a)(b)	12,821	225,393
Andersons Inc. (The)	10,144	248,629
BJ’s Wholesale Club Holdings Inc.(a)(b)	37,981	1,415,932
Casey’s General Stores Inc.	10,298	1,839,429
Chefs’ Warehouse Inc. (The)(a)	7,810	200,639
Costco Wholesale Corp.	123,051	46,363,156
Grocery Outlet Holding Corp.(a)	19,610	769,692
HF Foods Group Inc.(a)(b)	9,893	74,395
Ingles Markets Inc., Class A	4,372	186,509
Kroger Co. (The)	216,078	6,862,637

Security	Shares	Value

Food & Staples Retailing (continued)
Natural Grocers by Vitamin Cottage Inc.	1,898	$26,079
Performance Food Group Co.(a)	35,948	1,711,484
PriceSmart Inc.	6,166	561,661
Rite Aid Corp.(a)	15,166	240,078
SpartanNash Co.	9,295	161,826
Sprouts Farmers Market Inc.(a)	31,753	638,235
Sysco Corp.	135,343	10,050,571
U.S. Foods Holding Corp.(a)(b)	60,203	2,005,362
United Natural Foods Inc.(a)	13,765	219,827
Village Super Market Inc., Class A	1,318	29,075
Walmart Inc.	388,031	55,934,669
Walgreens Boots Alliance Inc.	201,737	8,045,272
Weis Markets Inc.	2,828	135,207

		137,945,757

Food Products — 1.0%
Alico Inc.	898	27,856
Archer-Daniels-Midland Co.	154,274	7,776,952
B&G Foods Inc.	17,442	483,667
Beyond Meat Inc.(a)(b)	14,389	1,798,625
Bunge Ltd.	37,946	2,488,499
Calavo Growers Inc.	4,263	295,980
Cal-Maine Foods Inc.(a)	8,621	323,632
Campbell Soup Co.	54,258	2,623,374
Conagra Brands Inc.	135,747	4,922,186
Darling Ingredients Inc.(a)	43,742	2,523,039
Farmer Bros. Co.(a)	1,707	7,972
Flowers Foods Inc.	54,060	1,223,378
Fresh Del Monte Produce Inc.	9,240	222,407
Freshpet Inc.(a)(b)	10,984	1,559,618
General Mills Inc.	169,483	9,965,600
Hain Celestial Group Inc. (The)(a)(b)	24,169	970,385
Hershey Co. (The)	41,343	6,297,779
Hormel Foods Corp.	78,890	3,677,063
Hostess Brands Inc.(a)	33,270	487,073
Ingredion Inc.	18,481	1,453,900
J&J Snack Foods Corp.	4,261	662,032
JM Smucker Co. (The)	30,466	3,521,870
John B Sanfilippo & Son Inc.	2,030	160,086
Kellogg Co.	69,661	4,335,004
Kraft Heinz Co. (The)	180,710	6,263,409
Lamb Weston Holdings Inc.	41,427	3,261,962
Lancaster Colony Corp.	5,210	957,233
Landec Corp.(a)	6,578	71,371
Limoneira Co.	4,899	81,568
McCormick & Co. Inc./MD, NVS	69,461	6,640,472
Mondelez International Inc., Class A	392,862	22,970,641
Pilgrim’s Pride Corp.(a)	15,422	302,425
Post Holdings Inc.(a)	17,538	1,771,513
Sanderson Farms Inc.	5,381	711,368
Seaboard Corp.	75	227,325
Seneca Foods Corp., Class A(a)	2,255	89,975
Simply Good Foods Co. (The)(a)	23,272	729,810
Tootsie Roll Industries Inc.	3,953	117,404
TreeHouse Foods Inc.(a)	16,215	688,975
Tyson Foods Inc., Class A	79,495	5,122,658
Vital Farms Inc.(a)	2,851	72,159

		107,888,245

Gas Utilities — 0.1%
Atmos Energy Corp.	34,171	3,260,939

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities (continued)
Brookfield Infrastructure Corp., Class A	9,001	$650,772
Chesapeake Utilities Corp.	4,675	505,882
National Fuel Gas Co.	23,177	953,270
New Jersey Resources Corp.	27,219	967,636
Northwest Natural Holding Co.	8,962	412,162
ONE Gas Inc.	14,899	1,143,796
RGC Resources Inc.	2,527	60,092
South Jersey Industries Inc.	26,374	568,360
Southwest Gas Holdings Inc.	15,639	950,069
Spire Inc.	13,948	893,230
UGI Corp.	58,140	2,032,574

		12,398,782

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	482,119	52,787,209
ABIOMED Inc.(a)	12,368	4,009,706
Accelerate Diagnostics Inc.(a)	5,687	43,107
Accuray Inc.(a)	18,187	75,840
Acutus Medical Inc.(a)	2,727	78,565
Align Technology Inc.(a)	21,785	11,641,468
Alphatec Holdings Inc.(a)	15,060	218,671
AngioDynamics Inc.(a)	10,534	161,486
Antares Pharma Inc.(a)	38,571	153,898
Apyx Medical Corp.(a)	14,024	100,973
Aspira Women’s Health Inc.(a)(b)	27,304	183,210
AtriCure Inc.(a)	12,416	691,199
Atrion Corp.	382	245,336
Avanos Medical Inc.(a)	12,440	570,747
Axogen Inc.(a)	8,561	153,242
Axonics Modulation Technologies Inc.(a)(b)	8,437	421,175
Baxter International Inc.	142,270	11,415,745
Becton Dickinson and Co.	76,814	19,220,399
BioLife Solutions Inc.(a)	3,819	152,340
BioSig Technologies Inc.(a)(b)	7,485	29,191
Boston Scientific Corp.(a)	397,325	14,283,834
Cantel Medical Corp.	10,239	807,448
Cardiovascular Systems Inc.(a)	10,276	449,678
Cerus Corp.(a)	40,038	277,063
Co-Diagnostics Inc.(a)(b)	7,156	66,551
CONMED Corp.	7,201	806,512
Cooper Companies Inc. (The)	13,709	4,980,754
CryoLife Inc.(a)	10,897	257,278
CryoPort Inc.(a)	10,139	444,899
Cutera Inc.(a)	4,244	102,323
CytoSorbents Corp.(a)	7,740	61,688
Danaher Corp.	174,528	38,769,650
DENTSPLY SIRONA Inc.	60,191	3,151,601
DexCom Inc.(a)	25,751	9,520,660
Eargo Inc.(a)	2,212	99,142
Edwards Lifesciences Corp.(a)	172,273	15,716,466
Envista Holdings Corp.(a)(b)	44,503	1,501,086
GenMark Diagnostics Inc.(a)	18,410	268,786
Glaukos Corp.(a)(b)	11,059	832,300
Globus Medical Inc., Class A(a)	20,551	1,340,336
Haemonetics Corp.(a)	14,126	1,677,462
Heska Corp.(a)(b)	1,961	285,620
Hill-Rom Holdings Inc.	18,947	1,856,238
Hologic Inc.(a)	71,570	5,212,443
ICU Medical Inc.(a)	5,278	1,132,078
IDEXX Laboratories Inc.(a)	23,460	11,726,950
Inari Medical Inc.(a)	2,145	187,237

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Inogen Inc.(a)	4,815	$215,134
Insulet Corp.(a)	18,345	4,689,532
Integer Holdings Corp.(a)	9,384	761,887
Integra LifeSciences Holdings Corp.(a)	19,905	1,292,233
Intersect ENT Inc.(a)	8,152	186,681
IntriCon Corp.(a)	1,891	34,227
Intuitive Surgical Inc.(a)	32,264	26,395,178
Invacare Corp.	8,141	72,862
iRhythm Technologies Inc.(a)(b)	7,584	1,799,001
Lantheus Holdings Inc.(a)	19,596	264,350
LeMaitre Vascular Inc.	4,910	198,855
LENSAR Inc.(a)(b)	1,716	12,441
LivaNova PLC(a)	13,791	913,102
Masimo Corp.(a)	13,610	3,652,652
Medtronic PLC	374,064	43,817,857
Meridian Bioscience Inc.(a)	10,421	194,768
Merit Medical Systems Inc.(a)	14,606	810,779
Mesa Laboratories Inc.	1,439	412,475
Misonix Inc.(a)	3,487	43,587
Natus Medical Inc.(a)	9,089	182,144
Neogen Corp.(a)	14,616	1,159,049
Nevro Corp.(a)	9,376	1,622,986
Novocure Ltd.(a)	27,750	4,801,860
NuVasive Inc.(a)	14,828	835,261
OraSure Technologies Inc.(a)	16,835	178,198
Orthofix Medical Inc.(a)	4,756	204,413
OrthoPediatrics Corp.(a)(b)	2,947	121,564
Outset Medical Inc.(a)(b)	2,751	156,367
Penumbra Inc.(a)(b)	9,244	1,617,700
Pulmonx Corp.(a)	3,212	221,692
Pulse Biosciences Inc.(a)	2,397	57,192
Quidel Corp.(a)	10,428	1,873,390
Quotient Ltd.(a)	16,751	87,273
ResMed Inc.	40,086	8,520,680
Rockwell Medical Inc.(a)	13,875	14,014
SeaSpine Holdings Corp.(a)	6,010	104,874
Shockwave Medical Inc.(a)	8,408	872,078
SI-BONE Inc.(a)	7,816	233,698
Sientra Inc.(a)	10,729	41,736
Silk Road Medical Inc.(a)	7,435	468,256
STAAR Surgical Co.(a)	13,044	1,033,346
STERIS PLC	23,295	4,415,334
Stryker Corp.	96,525	23,652,486
Surgalign Holdings Inc.(a)	14,646	32,075
Surmodics Inc.(a)	3,959	172,296
Tactile Systems Technology Inc.(a)	4,865	218,633
Tandem Diabetes Care Inc.(a)	16,364	1,565,708
Teleflex Inc.	13,019	5,358,230
Utah Medical Products Inc.	853	71,908
Vapotherm Inc.(a)(b)	4,409	118,426
Varex Imaging Corp.(a)	10,128	168,935
Varian Medical Systems Inc.(a)	25,350	4,436,503
ViewRay Inc.(a)	21,475	82,034
West Pharmaceutical Services Inc.	20,393	5,777,541
Zimmer Biomet Holdings Inc.	57,799	8,906,248
Zynex Inc.(a)(b)	5,854	78,795

		383,400,114

Health Care Providers & Services — 2.5%
1Life Healthcare Inc.(a)	21,840	953,316
Acadia Healthcare Co. Inc.(a)	23,668	1,189,554

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
AdaptHealth Corp.(a)	6,954	$261,192
Addus HomeCare Corp.(a)	3,596	421,056
Amedisys Inc.(a)	8,677	2,545,224
American Renal Associates Holdings Inc.(a)	2,318	26,541
AmerisourceBergen Corp.	40,652	3,974,140
AMN Healthcare Services Inc.(a)	12,577	858,380
Anthem Inc.	69,330	22,261,170
Apollo Medical Holdings Inc.(a)	5,493	100,357
BioTelemetry Inc.(a)(b)	9,330	672,506
Brookdale Senior Living Inc.(a)	51,013	225,988
Cardinal Health Inc.	81,041	4,340,556
Castle Biosciences Inc.(a)	2,762	185,468
Centene Corp.(a)	160,446	9,631,573
Chemed Corp.	4,316	2,298,745
Cigna Corp.	98,686	20,544,451
Community Health Systems Inc.(a)	30,747	228,450
CorVel Corp.(a)(b)	2,145	227,370
Covetrus Inc.(a)(b)	32,109	922,813
Cross Country Healthcare Inc.(a)	12,375	109,766
CVS Health Corp.	364,549	24,898,697
DaVita Inc.(a)(b)	21,195	2,488,293
Encompass Health Corp.	27,961	2,312,095
Ensign Group Inc. (The)	14,134	1,030,651
Enzo Biochem Inc.(a)	10,487	26,427
Fulgent Genetics Inc.(a)(b)	2,987	155,623
Guardant Health Inc.(a)	22,664	2,920,936
Hanger Inc.(a)	9,959	218,998
HCA Healthcare Inc.	74,413	12,237,962
HealthEquity Inc.(a)	20,667	1,440,697
Henry Schein Inc.(a)	39,769	2,658,955
Humana Inc.	36,924	15,148,809
InfuSystem Holdings Inc.(a)	7,036	132,136
Joint Corp. (The)(a)	4,589	120,507
Laboratory Corp. of America Holdings(a)	27,216	5,539,817
LHC Group Inc.(a)(b)	8,438	1,799,994
Magellan Health Inc.(a)	6,478	536,638
McKesson Corp.	45,061	7,837,009
MEDNAX Inc.(a)(b)	21,350	523,929
Molina Healthcare Inc.(a)	16,206	3,446,692
National HealthCare Corp.	3,619	240,338
National Research Corp.	3,879	165,827
Oak Street Health Inc.(a)(b)	4,823	294,975
Ontrak Inc.(a)	3,767	232,763
Option Care Health Inc.(a)	11,266	176,200
Owens & Minor Inc.	16,199	438,183
Patterson Companies Inc.	22,249	659,238
Pennant Group Inc. (The)(a)	7,105	412,516
PetIQ Inc.(a)	5,368	206,400
Premier Inc., Class A	33,798	1,186,310
Progyny Inc.(a)	7,281	308,642
Providence Service Corp. (The)(a)	3,185	441,537
Quest Diagnostics Inc.	37,122	4,423,829
R1 RCM Inc.(a)	27,001	648,564
RadNet Inc.(a)	9,949	194,702
Select Medical Holdings Corp.(a)	31,400	868,524
Surgery Partners Inc.(a)(b)	4,871	141,308
Tenet Healthcare Corp.(a)	28,382	1,133,293
Tivity Health Inc.(a)	12,080	236,647
Triple-S Management Corp., Class B(a)	6,591	140,718
U.S. Physical Therapy Inc.	3,646	438,432

Security	Shares	Value

Health Care Providers & Services (continued)
UnitedHealth Group Inc.	262,945	$92,209,553
Universal Health Services Inc., Class B	20,515	2,820,812
Viemed Healthcare Inc.(a)	9,536	73,999

		265,546,791

Health Care Technology — 0.3%
Accolade Inc.(a)(b)	3,247	141,244
Allscripts Healthcare Solutions Inc.(a)	41,371	597,397
American Well Corp., Class A(a)	12,565	318,271
Cerner Corp.	84,882	6,661,539
Change Healthcare Inc.(a)	69,824	1,302,218
Computer Programs & Systems Inc.	2,819	75,662
Evolent Health Inc., Class A(a)(b)	17,764	284,757
Health Catalyst Inc.(a)	8,985	391,117
HealthStream Inc.(a)	7,107	155,217
HMS Holdings Corp.(a)	24,456	898,758
Icad Inc.(a)	9,294	122,681
Inovalon Holdings Inc., Class A(a)	21,453	389,801
Inspire Medical Systems Inc.(a)(b)	7,228	1,359,514
NextGen Healthcare Inc.(a)	13,700	249,888
Omnicell Inc.(a)	11,952	1,434,479
OptimizeRx Corp.(a)(b)	5,325	165,927
Phreesia Inc.(a)	7,634	414,221
Schrodinger Inc.(a)(b)	8,092	640,725
Simulations Plus Inc.(b)	4,306	309,688
Tabula Rasa HealthCare Inc.(a)(b)	4,903	210,045
Teladoc Health Inc.(a)(b)	29,919	5,982,603
Veeva Systems Inc., Class A(a)	37,310	10,157,647
Vocera Communications Inc.(a)(b)	8,062	334,815

		32,598,214

Hotels, Restaurants & Leisure — 1.8%
Accel Entertainment Inc.(a)	11,736	118,534
Aramark	63,686	2,450,637
Bally’s Corp.	5,793	290,982
Biglari Holdings Inc., Class B, NVS(a)	280	31,136
BJ’s Restaurants Inc.	6,217	239,292
Bloomin’ Brands Inc.	23,852	463,206
Bluegreen Vacations Corp.	4,450	35,333
Bluegreen Vacations Holding Corp.	4,133	55,919
Boyd Gaming Corp.	21,806	935,914
Brinker International Inc.	12,312	696,490
Caesars Entertainment Inc.(a)	49,764	3,695,972
Carnival Corp.	131,293	2,843,806
Carrols Restaurant Group Inc.(a)	11,453	71,925
Century Casinos Inc.(a)	5,633	35,995
Cheesecake Factory Inc. (The)	11,997	444,609
Chipotle Mexican Grill Inc.(a)	7,791	10,803,858
Choice Hotels International Inc.	9,853	1,051,611
Churchill Downs Inc.	10,550	2,055,035
Chuy’s Holdings Inc.(a)	4,094	108,450
Cracker Barrel Old Country Store Inc.	6,696	883,336
Darden Restaurants Inc.	36,493	4,347,046
Dave & Buster’s Entertainment Inc.	10,266	308,185
Del Taco Restaurants Inc.(a)	11,025	99,887
Denny’s Corp.(a)	18,070	265,268
Dine Brands Global Inc.	4,694	272,252
Domino’s Pizza Inc.	10,904	4,181,248
El Pollo Loco Holdings Inc.(a)	7,599	137,542
Everi Holdings Inc.(a)(b)	17,119	236,413
Extended Stay America Inc.	51,875	768,269

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Fiesta Restaurant Group Inc.(a)	7,420	$84,588
GAN Ltd.(a)	6,658	135,024
Golden Entertainment Inc.(a)	5,399	107,386
Hilton Grand Vacations Inc.(a)(b)	24,038	753,591
Hilton Worldwide Holdings Inc.	75,970	8,452,422
Hyatt Hotels Corp., Class A	10,434	774,725
International Game Technology PLC	25,929	439,237
Jack in the Box Inc.	6,814	632,339
Las Vegas Sands Corp.	92,449	5,509,960
Lindblad Expeditions Holdings Inc.(a)	8,391	143,654
Marriott International Inc./MD, Class A	75,023	9,897,034
Marriott Vacations Worldwide Corp.	11,191	1,535,629
McDonald’s Corp.	207,571	44,540,585
MGM Resorts International	130,966	4,126,739
Monarch Casino & Resort Inc.(a)	3,753	229,759
Nathan’s Famous Inc.	799	44,121
Noodles & Co.(a)	3,230	25,517
Norwegian Cruise Line Holdings Ltd.(a)(b)	87,602	2,227,719
Papa John’s International Inc.	9,010	764,499
Penn National Gaming Inc.(a)	42,390	3,661,224
Planet Fitness Inc., Class A(a)	21,840	1,695,439
PlayAGS Inc.(a)	6,180	44,496
RCI Hospitality Holdings Inc.(b)	3,027	119,385
Red Robin Gourmet Burgers Inc.(a)	3,741	71,939
Red Rock Resorts Inc., Class A	18,295	458,107
Royal Caribbean Cruises Ltd.	51,023	3,810,908
Ruth’s Hospitality Group Inc.	8,736	154,889
Scientific Games Corp./DE, Class A(a)	16,917	701,886
SeaWorld Entertainment Inc.(a)	14,501	458,087
Shake Shack Inc., Class A(a)	9,753	826,859
Six Flags Entertainment Corp.	22,105	753,781
Starbucks Corp.	326,024	34,878,048
Target Hospitality Corp.(a)(b)	9,057	14,310
Texas Roadhouse Inc.	17,662	1,380,462
Vail Resorts Inc.	10,985	3,064,376
Wendy’s Co. (The)	49,469	1,084,360
Wingstop Inc.	8,569	1,135,821
Wyndham Destinations Inc.	22,623	1,014,868
Wyndham Hotels & Resorts Inc.	25,285	1,502,940
Wynn Resorts Ltd.	27,105	3,058,257
Yum China Holdings Inc.	111,224	6,349,778
Yum! Brands Inc.	84,113	9,131,307

		193,724,205

Household Durables — 0.5%
Beazer Homes USA Inc.(a)	10,150	153,773
Cavco Industries Inc.(a)	2,466	432,660
Century Communities Inc.(a)	7,105	311,057
DR Horton Inc.	92,273	6,359,455
Ethan Allen Interiors Inc.	6,228	125,868
Garmin Ltd.	41,309	4,943,035
GoPro Inc., Class A(a)	32,701	270,764
Green Brick Partners Inc.(a)	3,673	84,332
Hamilton Beach Brands Holding Co., Class A	2,552	44,686
Helen of Troy Ltd.(a)	7,105	1,578,660
Hooker Furniture Corp.	2,575	83,044
Installed Building Products Inc.(a)	6,219	633,903
iRobot Corp.(a)	7,496	601,854
KB Home	24,006	804,681
La-Z-Boy Inc.	13,174	524,852
Leggett & Platt Inc.	37,441	1,658,636

Security	Shares	Value

Household Durables (continued)
Lennar Corp., Class A	75,486	$5,754,298
Lennar Corp., Class B	3,815	233,478
LGI Homes Inc.(a)	6,157	651,718
Lifetime Brands Inc.	2,227	33,850
Lovesac Co. (The)(a)(b)	2,860	123,237
M/I Homes Inc.(a)	7,519	333,017
MDC Holdings Inc.	14,211	690,655
Meritage Homes Corp.(a)	10,635	880,791
Mohawk Industries Inc.(a)	16,592	2,338,642
Newell Brands Inc.	105,369	2,236,984
NVR Inc.(a)	938	3,826,909
PulteGroup Inc.	74,587	3,216,191
Purple Innovation Inc.(a)(b)	5,021	165,392
Skyline Champion Corp.(a)	13,843	428,302
Sonos Inc.(a)	19,294	451,287
Taylor Morrison Home Corp.(a)	37,230	954,949
Tempur Sealy International Inc.(a)	54,419	1,469,313
Toll Brothers Inc.	32,299	1,404,038
TopBuild Corp.(a)	9,003	1,657,272
TRI Pointe Group Inc.(a)	35,998	620,965
Tupperware Brands Corp.(a)	13,852	448,666
Turtle Beach Corp.(a)(b)	4,913	105,875
Universal Electronics Inc.(a)	3,746	196,515
VOXX International Corp.(a)	7,310	93,276
Whirlpool Corp.	16,876	3,045,949

		49,972,829

Household Products — 1.4%
Central Garden & Pet Co.(a)	2,670	103,089
Central Garden & Pet Co., Class A, NVS(a)	11,964	434,652
Church & Dwight Co. Inc.	68,641	5,987,554
Clorox Co. (The)	35,113	7,090,017
Colgate-Palmolive Co.	235,535	20,140,598
Energizer Holdings Inc.	17,533	739,542
Kimberly-Clark Corp.	94,888	12,793,749
Oil-Dri Corp. of America	1,208	41,169
Procter & Gamble Co. (The)	678,775	94,444,753
Reynolds Consumer Products Inc.	13,315	399,983
Spectrum Brands Holdings Inc.	11,848	935,755
WD-40 Co.	3,699	982,750

		144,093,611

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	185,676	4,363,386
Atlantic Power Corp.(a)(b)	29,063	61,032
Brookfield Renewable Corp., Class A	28,936	1,686,101
Clearway Energy Inc., Class A	8,567	253,155
Clearway Energy Inc., Class C	23,841	761,243
Ormat Technologies Inc.(b)	11,375	1,026,935
Sunnova Energy International Inc.(a)	14,732	664,855
Vistra Corp.	136,070	2,675,136

		11,491,843

Industrial Conglomerates — 1.0%
3M Co.	156,706	27,390,642
Carlisle Companies Inc.	14,602	2,280,540
General Electric Co.	2,419,246	26,127,857
Honeywell International Inc.	195,867	41,660,911
Raven Industries Inc.	9,259	306,380
Roper Technologies Inc.	29,145	12,564,118

		110,330,448

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance — 2.0%
Aflac Inc.	193,411	$8,600,987
Alleghany Corp.	3,890	2,348,354
Allstate Corp. (The)	84,445	9,283,039
Ambac Financial Group Inc.(a)	13,418	206,369
American Equity Investment Life Holding Co.	27,480	760,097
American Financial Group Inc./OH	19,582	1,715,775
American International Group Inc.	240,724	9,113,811
American National Group Inc.	1,836	176,476
AMERISAFE Inc.	5,046	289,792
Aon PLC, Class A	63,089	13,328,813
Arch Capital Group Ltd.(a)	108,444	3,911,575
Argo Group International Holdings Ltd.	8,516	372,149
Arthur J Gallagher & Co.	52,847	6,537,702
Assurant Inc.	16,587	2,259,481
Assured Guaranty Ltd.	23,880	751,981
Athene Holding Ltd., Class A(a)	32,221	1,390,014
Axis Capital Holdings Ltd.	22,928	1,155,342
Brighthouse Financial Inc.(a)	24,400	883,402
Brown & Brown Inc.	66,251	3,140,960
BRP Group Inc., Class A(a)	11,786	353,226
Chubb Ltd.	125,605	19,333,122
Cincinnati Financial Corp.	41,271	3,605,847
Citizens Inc./TX(a)(b)	9,804	56,177
CNA Financial Corp.	8,307	323,641
CNO Financial Group Inc.	38,594	857,945
Crawford & Co., Class A, NVS	8,372	61,869
Donegal Group Inc., Class A	1,923	27,057
eHealth Inc.(a)(b)	6,433	454,234
Employers Holdings Inc.	9,611	309,378
Enstar Group Ltd.(a)	3,313	678,801
Erie Indemnity Co., Class A, NVS	7,155	1,757,268
Everest Re Group Ltd.	10,854	2,540,813
FBL Financial Group Inc., Class A	2,481	130,277
FedNat Holding Co.	2,878	17,038
Fidelity National Financial Inc.	77,984	3,048,395
First American Financial Corp.	30,061	1,552,049
Genworth Financial Inc., Class A(a)	139,713	528,115
Globe Life Inc.	28,917	2,745,958
GoHealth Inc., Class A(a)(b)	11,597	158,415
Goosehead Insurance Inc., Class A	3,815	475,959
Greenlight Capital Re Ltd., Class A(a)	7,176	52,457
Hanover Insurance Group Inc. (The)	10,560	1,234,675
Hartford Financial Services Group Inc. (The)	100,009	4,898,441
HCI Group Inc.	2,075	108,522
Heritage Insurance Holdings Inc.	6,050	61,286
Horace Mann Educators Corp.	10,907	458,530
Independence Holding Co.	1,998	81,918
Investors Title Co.	389	59,517
James River Group Holdings Ltd.	7,976	392,020
Kemper Corp.	16,885	1,297,275
Kinsale Capital Group Inc.	5,957	1,192,174
Lemonade Inc.(a)(b)	3,540	433,650
Lincoln National Corp.	53,136	2,673,272
Loews Corp.	64,483	2,903,025
Markel Corp.(a)	3,741	3,865,575
Marsh & McLennan Companies Inc.	141,404	16,544,268
MBIA Inc.(a)	15,472	101,806
Mercury General Corp.	7,261	379,097
MetLife Inc.	214,806	10,085,142
National General Holdings Corp.	20,377	696,486

Security	Shares	Value

Insurance (continued)
National Western Life Group Inc., Class A	592	$122,212
NI Holdings Inc.(a)	3,806	62,495
Old Republic International Corp.	77,448	1,526,500
Palomar Holdings Inc.(a)(b)	5,836	518,470
Primerica Inc.	10,967	1,468,810
Principal Financial Group Inc.	75,114	3,726,406
ProAssurance Corp.	17,330	308,301
Progressive Corp. (The)	162,954	16,112,891
ProSight Global Inc.(a)	4,708	60,404
Protective Insurance Corp., Class B, NVS	2,273	31,163
Prudential Financial Inc.	110,437	8,621,817
Reinsurance Group of America Inc.	19,185	2,223,541
RenaissanceRe Holdings Ltd.	14,052	2,330,103
RLI Corp.	10,936	1,138,984
Safety Insurance Group Inc.	4,021	313,236
Selective Insurance Group Inc.	15,935	1,067,326
Selectquote Inc.(a)	8,853	183,700
State Auto Financial Corp.	3,870	68,654
Stewart Information Services Corp.	6,984	337,746
Third Point Reinsurance Ltd.(a)	20,168	191,999
Tiptree Inc.	11,388	57,168
Travelers Companies Inc. (The)	70,621	9,913,070
Trupanion Inc.(a)	8,910	1,066,616
United Fire Group Inc.	6,143	154,189
United Insurance Holdings Corp.	3,905	22,337
Universal Insurance Holdings Inc.	9,003	136,035
Unum Group	57,108	1,310,058
Watford Holdings Ltd.(a)	5,570	192,722
White Mountains Insurance Group Ltd.(b)	816	816,539
Willis Towers Watson PLC	35,821	7,546,768
WR Berkley Corp.	38,841	2,579,819

		216,970,918

Interactive Media & Services — 4.9%
Alphabet Inc., Class A(a)	83,615	146,546,994
Alphabet Inc., Class C, NVS(a)	80,993	141,890,017
Cargurus Inc.(a)	23,974	760,695
Cars.com Inc.(a)(b)	19,360	218,768
DHI Group Inc.(a)	20,837	46,258
Eventbrite Inc., Class A(a)	19,210	347,701
EverQuote Inc., Class A(a)(b)	3,898	145,590
Facebook Inc., Class A(a)	668,833	182,698,422
IAC/InterActiveCorp.(a)	21,028	3,981,652
Liberty TripAdvisor Holdings Inc., Class A(a)	18,570	80,594
Match Group Inc.(a)	62,260	9,413,089
Pinterest Inc., Class A(a)	112,128	7,389,235
QuinStreet Inc.(a)	12,793	274,282
TripAdvisor Inc.(a)	28,506	820,403
TrueCar Inc.(a)(b)	24,926	104,689
Twitter Inc.(a)	216,832	11,741,453
Yelp Inc.(a)	19,360	632,491
Zillow Group Inc., Class A(a)	16,369	2,225,202
Zillow Group Inc., Class C, NVS(a)(b)	40,260	5,225,748

		514,543,283

Internet & Direct Marketing Retail — 4.2%
1-800-Flowers.com Inc., Class A(a)	6,490	168,740
Amazon.com Inc.(a)	118,101	384,646,690
Booking Holdings Inc.(a)	11,373	25,330,742
CarParts.com Inc.(a)(b)	6,550	81,155
Duluth Holdings Inc., Class B(a)	1,982	20,930

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
eBay Inc.	182,691	$9,180,223
Etsy Inc.(a)	32,685	5,814,988
Expedia Group Inc.	37,385	4,949,774
Groupon Inc.(a)	6,229	236,671
Grubhub Inc.(a)	25,906	1,924,039
Lands’ End Inc.(a)(b)	3,810	82,182
Liquidity Services Inc.(a)	5,948	94,633
Magnite Inc.(a)	26,097	801,439
Overstock.com Inc.(a)(b)	11,922	571,898
PetMed Express Inc.	5,030	161,262
Quotient Technology Inc.(a)	20,961	197,453
Qurate Retail Inc., Series A	109,489	1,201,094
RealReal Inc. (The)(a)	14,573	284,756
Shutterstock Inc.	6,232	446,834
Stamps.com Inc.(a)	4,717	925,428
Stitch Fix Inc., Class A(a)	15,629	917,735
Waitr Holdings Inc.(a)	14,516	40,354
Wayfair Inc., Class A(a)	19,683	4,444,618

		442,523,638

IT Services — 5.5%
Accenture PLC, Class A	177,763	46,433,473
Akamai Technologies Inc.(a)	44,715	4,694,628
Alliance Data Systems Corp.	13,332	987,901
Amdocs Ltd.	36,425	2,583,625
Automatic Data Processing Inc.	120,081	21,158,272
BigCommerce Holdings Inc., Series 1(a)(b)	3,637	233,314
Black Knight Inc.(a)	42,267	3,734,289
Booz Allen Hamilton Holding Corp.	37,637	3,281,194
Brightcove Inc.(a)	7,152	131,597
Broadridge Financial Solutions Inc.	31,683	4,853,836
CACI International Inc., Class A(a)	7,109	1,772,487
Cardtronics PLC, Class A(a)	11,540	407,362
Cass Information Systems Inc.	3,519	136,924
Cognizant Technology Solutions Corp., Class A	148,703	12,186,211
Concentrix Corp.(a)	11,291	1,114,422
Conduent Inc.(a)	53,499	256,795
CSG Systems International Inc.	8,607	387,917
DXC Technology Co.	71,610	1,843,957
Endurance International Group Holdings Inc.(a)	14,878	140,597
EPAM Systems Inc.(a)	14,856	5,323,648
Euronet Worldwide Inc.(a)	13,768	1,995,259
EVERTEC Inc.	16,593	652,437
Evo Payments Inc., Class A(a)	10,170	274,692
ExlService Holdings Inc.(a)	9,639	820,568
Fastly Inc., Class A(a)	22,044	1,925,984
Fidelity National Information Services Inc.	172,167	24,354,744
Fiserv Inc.(a)	159,837	18,199,041
FleetCor Technologies Inc.(a)	23,036	6,284,912
Gartner Inc.(a)	24,171	3,871,952
Genpact Ltd.	52,357	2,165,485
Global Payments Inc.	83,149	17,911,958
Globant SA(a)	10,777	2,345,183
GoDaddy Inc., Class A(a)(b)	46,164	3,829,304
GreenSky Inc., Class A(a)	17,244	79,840
GTT Communications Inc.(a)(b)	11,633	41,530
Hackett Group Inc. (The)	6,323	90,988
I3 Verticals Inc., Class A(a)	3,738	124,102
Information Services Group Inc.(a)	8,200	26,896
International Business Machines Corp.	247,816	31,195,078
International Money Express Inc.(a)	5,706	88,557

Security	Shares	Value

IT Services (continued)
Jack Henry & Associates Inc.	21,568	$3,493,800
KBR Inc.	40,699	1,258,820
Leidos Holdings Inc.	37,772	3,970,593
Limelight Networks Inc.(a)(b)	30,432	121,424
LiveRamp Holdings Inc.(a)	17,183	1,257,624
ManTech International Corp./VA, Class A	7,314	650,507
Mastercard Inc., Class A	245,727	87,709,795
MAXIMUS Inc.	16,946	1,240,278
MongoDB Inc.(a)(b)	14,050	5,044,512
NIC Inc.	17,154	443,088
Okta Inc.(a)	32,080	8,156,661
Paychex Inc.	89,360	8,326,565
PayPal Holdings Inc.(a)	327,105	76,607,991
Paysign Inc.(a)	8,169	37,904
Perficient Inc.(a)	8,173	389,443
Perspecta Inc.	39,094	941,383
Rackspace Technology Inc.(a)(b)	9,391	178,992
Replay Holding Corp.(a)	16,543	450,797
Sabre Corp.	88,276	1,061,077
Science Applications International Corp.	16,426	1,554,557
Square Inc., Class A(a)	102,873	22,389,280
StoneCo Ltd., Class A(a)	56,061	4,704,639
Switch Inc., Class A	24,625	403,111
Sykes Enterprises Inc.(a)	9,620	362,385
TTEC Holdings Inc.	4,806	350,502
Tucows Inc., Class A(a)(b)	2,374	175,415
Twilio Inc., Class A(a)	38,941	13,181,528
Unisys Corp.(a)(b)	14,369	282,782
VeriSign Inc.(a)	28,050	6,070,020
Verra Mobility Corp.(a)	38,389	515,180
Virtusa Corp.(a)	8,035	410,830
Visa Inc., Class A	470,286	102,865,657
Western Union Co. (The)	114,362	2,509,102
WEX Inc.(a)	12,577	2,559,797

		587,616,998

Leisure Products — 0.2%
Acushnet Holdings Corp.	9,730	394,454
American Outdoor Brands Inc.(a)	3,882	66,110
Brunswick Corp./DE	22,019	1,678,729
Callaway Golf Co.	24,330	584,163
Clarus Corp.	6,617	101,902
Escalade Inc.	2,506	53,052
Hasbro Inc.	35,585	3,328,621
Johnson Outdoors Inc., Class A	1,504	169,396
Malibu Boats Inc., Class A(a)(b)	6,638	414,477
Marine Products Corp.	1,471	21,388
MasterCraft Boat Holdings Inc.(a)	5,406	134,285
Mattel Inc.(a)	93,736	1,635,693
Nautilus Inc.(a)(b)	8,226	149,220
Peloton Interactive Inc., Class A(a)	70,650	10,719,018
Polaris Inc.	16,022	1,526,576
Smith & Wesson Brands Inc.	15,498	275,090
Sturm Ruger & Co. Inc.	4,269	277,784
Vista Outdoor Inc.(a)	16,323	387,834
YETI Holdings Inc.(a)	22,239	1,522,704

		23,440,496

Life Sciences Tools & Services — 1.3%
10X Genomics Inc., Class A(a)	16,045	2,271,972
Adaptive Biotechnologies Corp.(a)(b)	21,317	1,260,474

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Agilent Technologies Inc.	86,353	$10,231,967
Avantor Inc.(a)	138,167	3,889,401
Berkeley Lights Inc.(a)(b)	3,442	307,749
Bio-Rad Laboratories Inc., Class A(a)	5,873	3,423,607
Bio-Techne Corp.	10,498	3,333,640
Bruker Corp.	28,955	1,567,334
Charles River Laboratories International Inc.(a)	13,741	3,433,326
ChromaDex Corp.(a)	19,337	92,818
Codexis Inc.(a)(b)	13,766	300,512
Contra Aduro Biotech I(c)	4,039	12,117
Fluidigm Corp.(a)	19,099	114,594
Fortitude Gold Corp.	3,819	4,009
Illumina Inc.(a)	41,019	15,177,030
IQVIA Holdings Inc.(a)	53,066	9,507,835
Luminex Corp.	13,122	303,381
Medpace Holdings Inc.(a)	7,623	1,061,122
Mettler-Toledo International Inc.(a)	6,578	7,496,815
NanoString Technologies Inc.(a)(b)	10,784	721,234
NeoGenomics Inc.(a)	29,067	1,564,967
Pacific Biosciences of California Inc.(a)	47,290	1,226,703
PerkinElmer Inc.	31,390	4,504,465
Personalis Inc.(a)	5,289	193,630
PPD Inc.(a)	44,661	1,528,299
PRA Health Sciences Inc.(a)	17,395	2,182,029
QIAGEN NV(a)	62,960	3,327,436
Quanterix Corp.(a)	5,348	248,682
Repligen Corp.(a)	14,429	2,765,029
Syneos Health Inc.(a)	20,338	1,385,628
Thermo Fisher Scientific Inc.	110,167	51,313,585
Waters Corp.(a)	17,073	4,224,202

		138,975,592

Machinery — 1.9%
AGCO Corp.	17,686	1,823,250
Alamo Group Inc.	2,478	341,840
Albany International Corp., Class A	8,233	604,467
Allison Transmission Holdings Inc.	31,518	1,359,371
Altra Industrial Motion Corp.	18,582	1,030,000
Astec Industries Inc.	6,176	357,467
Barnes Group Inc.	12,793	648,477
Blue Bird Corp.(a)	4,532	82,754
Caterpillar Inc.	150,840	27,455,897
Chart Industries Inc.(a)	9,956	1,172,717
CIRCOR International Inc.(a)	4,514	173,518
Colfax Corp.(a)(b)	26,962	1,031,027
Columbus McKinnon Corp./NY	6,812	261,853
Crane Co.	13,057	1,014,007
Cummins Inc.	41,233	9,364,014
Deere & Co.	78,397	21,092,713
Donaldson Co. Inc.	35,737	1,996,984
Douglas Dynamics Inc.	5,640	241,223
Dover Corp.	39,853	5,031,441
Eastern Co. (The)	2,365	56,996
Energy Recovery Inc.(a)(b)	9,087	123,947
Enerpac Tool Group Corp.	16,336	369,357
EnPro Industries Inc.	5,309	400,936
ESCO Technologies Inc.	6,820	703,960
Evoqua Water Technologies Corp.(a)	25,322	683,188
Federal Signal Corp.	17,757	589,000
Flowserve Corp.	36,645	1,350,368
Fortive Corp.	83,007	5,878,556

Security	Shares	Value

Machinery (continued)
Franklin Electric Co. Inc.	13,574	$939,456
Gates Industrial Corp. PLC(a)	12,164	155,213
Gencor Industries Inc.(a)	2,052	25,240
Gorman-Rupp Co. (The)	4,888	158,616
Graco Inc.	45,653	3,302,995
Graham Corp.	2,642	40,106
Greenbrier Companies Inc. (The)	8,626	313,814
Helios Technologies Inc.	8,398	447,529
Hillenbrand Inc.	21,118	840,496
Hurco Companies Inc.	1,637	49,110
Hyster-Yale Materials Handling Inc.	2,551	151,912
IDEX Corp.	21,283	4,239,574
Illinois Tool Works Inc.	87,935	17,928,188
Ingersoll Rand Inc.(a)	96,926	4,415,949
ITT Inc.	24,088	1,855,258
John Bean Technologies Corp.	8,880	1,011,166
Kadant Inc.	2,913	410,675
Kennametal Inc.	22,828	827,287
LB Foster Co., Class A(a)	3,602	54,210
Lincoln Electric Holdings Inc.	16,299	1,894,759
Lindsay Corp.	3,189	409,659
Luxfer Holdings PLC	7,496	123,084
Lydall Inc.(a)	4,332	130,090
Manitowoc Co. Inc. (The)(a)	9,506	126,525
Meritor Inc.(a)	17,871	498,780
Middleby Corp. (The)(a)	15,598	2,010,894
Miller Industries Inc./TN	2,744	104,327
Mueller Industries Inc.	15,940	559,653
Mueller Water Products Inc., Class A	46,939	581,105
Navistar International Corp.(a)(b)	14,155	622,254
NN Inc.(a)	14,693	96,533
Nordson Corp.	15,934	3,201,937
Omega Flex Inc.	715	104,390
Oshkosh Corp.	19,429	1,672,254
Otis Worldwide Corp.	114,421	7,729,138
PACCAR Inc.	94,139	8,122,313
Parker-Hannifin Corp.	35,550	9,684,175
Park-Ohio Holdings Corp.	2,216	68,474
Pentair PLC	45,481	2,414,586
Proto Labs Inc.(a)(b)	7,358	1,128,717
RBC Bearings Inc.(a)	6,965	1,247,014
REV Group Inc.	9,676	85,246
Rexnord Corp.	33,874	1,337,684
Shyft Group Inc. (The)	9,187	260,727
Snap-on Inc.	14,904	2,550,671
SPX Corp.(a)	12,647	689,767
SPX FLOW Inc.(a)	11,912	690,419
Standex International Corp.	3,184	246,824
Stanley Black & Decker Inc.	42,767	7,636,475
Tennant Co.	4,766	334,430
Terex Corp.	18,527	646,407
Timken Co. (The)	17,187	1,329,586
Toro Co. (The)	30,055	2,850,416
TriMas Corp.(a)(b)	13,806	437,236
Trinity Industries Inc.	25,290	667,403
Wabash National Corp.	17,370	299,285
Watts Water Technologies Inc., Class A	7,242	881,351
Welbilt Inc.(a)	38,419	507,131
Westinghouse Air Brake Technologies Corp.	50,031	3,662,269
Woodward Inc.(b)	15,066	1,830,971

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Xylem Inc./NY	49,642	$5,053,059

		196,934,140

Marine — 0.0%
Costamare Inc.	18,573	153,784
Eagle Bulk Shipping Inc.(a)	2,246	42,674
Genco Shipping & Trading Ltd.	4,102	30,191
Kirby Corp.(a)	16,139	836,484
Matson Inc.	12,375	705,004
Safe Bulkers Inc.(a)	25,002	32,503
Scorpio Bulkers Inc.	1,848	31,287
SEACOR Holdings Inc.(a)	5,688	235,767

		2,067,694

Media — 1.4%
Altice USA Inc., Class A(a)	81,394	3,082,391
AMC Networks Inc., Class A(a)(b)	7,857	281,045
Boston Omaha Corp., Class A(a)(b)	3,607	99,734
Cable One Inc.	1,478	3,292,570
Cardlytics Inc.(a)(b)	7,130	1,017,950
Charter Communications Inc., Class A(a)(b)	40,321	26,674,358
Comcast Corp., Class A	1,262,110	66,134,564
comScore Inc.(a)	14,520	36,155
Daily Journal Corp.(a)	220	88,880
Discovery Inc., Class A(a)(b)	42,758	1,286,588
Discovery Inc., Class C, NVS(a)	85,966	2,251,449
DISH Network Corp., Class A(a)(b)	68,577	2,217,780
Emerald Holding Inc.	9,678	52,455
Entercom Communications Corp., Class A	34,204	84,484
Entravision Communications Corp., Class A	20,728	57,002
EW Scripps Co. (The), Class A, NVS	14,115	215,818
Fluent Inc.(a)	4,017	21,330
Fox Corp., Class A, NVS	92,331	2,688,679
Fox Corp., Class B(a)	44,518	1,285,680
Gannett Co. Inc.(a)	34,237	115,036
Gray Television Inc.(a)	27,259	487,663
Hemisphere Media Group Inc.(a)	7,603	78,767
Iheartmedia Inc., Class A(a)	18,757	243,466
Interpublic Group of Companies Inc. (The)	107,593	2,530,587
John Wiley & Sons Inc., Class A	12,710	580,339
Liberty Broadband Corp., Class A(a)	7,170	1,129,849
Liberty Broadband Corp., Class C, NVS(a)	44,434	7,037,013
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	24,176	1,044,161
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	49,704	2,162,621
Loral Space & Communications Inc.	3,274	68,721
Meredith Corp.	11,366	218,227
MSG Networks Inc., Class A(a)(b)	9,958	146,781
National CineMedia Inc.	18,282	68,009
New York Times Co. (The), Class A	44,998	2,329,546
News Corp., Class A, NVS	111,262	1,999,378
News Corp., Class B	32,475	577,081
Nexstar Media Group Inc., Class A	11,712	1,278,833
Omnicom Group Inc.	58,589	3,654,196
Saga Communications Inc., Class A	1,190	28,584
Scholastic Corp., NVS	7,165	179,125
Sinclair Broadcast Group Inc., Class A	12,268	390,736
Sirius XM Holdings Inc.(b)	328,934	2,095,310
TechTarget Inc.(a)	6,109	361,103
TEGNA Inc.	62,939	877,999
Tribune Publishing Co.	5,591	76,597

Security	Shares	Value

Media (continued)
ViacomCBS Inc., Class A	1,482	$56,049
ViacomCBS Inc., Class B, NVS	151,203	5,633,824
WideOpenWest Inc.(a)	5,714	60,968

		146,379,481

Metals & Mining — 0.4%
Alcoa Corp.(a)	51,601	1,189,403
Allegheny Technologies Inc.(a)	33,863	567,883
Arconic Corp.(a)	27,013	804,987
Carpenter Technology Corp.	13,801	401,885
Century Aluminum Co.(a)	13,183	145,409
Cleveland-Cliffs Inc.(b)	106,722	1,553,872
Coeur Mining Inc.(a)(b)	62,805	650,032
Commercial Metals Co.	32,701	671,679
Compass Minerals International Inc.	9,288	573,255
Ferroglobe PLC(a)(c)	15,827	0	(f)
Freeport-McMoRan Inc.	405,368	10,547,675
Gold Resource Corp.	13,211	38,444
Haynes International Inc.	3,069	73,165
Hecla Mining Co.	149,261	967,211
Kaiser Aluminum Corp.	4,490	444,061
Materion Corp.	5,147	327,967
Newmont Corp.	224,264	13,431,171
NovaGold Resources Inc.(a)	63,934	618,242
Nucor Corp.	84,966	4,519,342
Olympic Steel Inc.	2,235	29,793
Reliance Steel & Aluminum Co.	17,571	2,104,127
Royal Gold Inc.	18,481	1,965,639
Ryerson Holding Corp.(a)	2,790	38,056
Schnitzer Steel Industries Inc., Class A	6,441	205,532
Southern Copper Corp.	22,275	1,450,548
Steel Dynamics Inc.	54,784	2,019,886
SunCoke Energy Inc.	27,139	118,055
TimkenSteel Corp.(a)	10,360	48,381
United States Steel Corp.	63,729	1,068,735
Warrior Met Coal Inc.	15,637	333,381
Worthington Industries Inc.	9,706	498,306

		47,406,122

Mortgage Real Estate Investment — 0.2%
AGNC Investment Corp.	154,666	2,412,790
Annaly Capital Management Inc.	392,326	3,315,155
Anworth Mortgage Asset Corp.	20,377	55,222
Apollo Commercial Real Estate Finance Inc.	42,424	473,876
Arbor Realty Trust Inc.	28,609	405,676
Ares Commercial Real Estate Corp.	7,567	90,123
Arlington Asset Investment Corp., Class A	5,248	19,837
ARMOUR Residential REIT Inc.	15,455	166,759
Blackstone Mortgage Trust Inc., Class A	37,444	1,030,833
Broadmark Realty Capital Inc.	35,646	363,589
Capstead Mortgage Corp.	24,036	139,649
Cherry Hill Mortgage Investment Corp.	3,758	34,348
Chimera Investment Corp.	52,063	533,646
Colony Credit Real Estate Inc.	24,208	181,560
Dynex Capital Inc.	4,664	83,019
Ellington Financial Inc.	14,326	212,598
Granite Point Mortgage Trust Inc.	16,687	166,703
Great Ajax Corp.	6,430	67,258
Hannon Armstrong Sustainable Infrastructure Capital Inc.	19,948	1,265,302
Invesco Mortgage Capital Inc.	50,339	170,146

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment (continued)
KKR Real Estate Finance Trust Inc.	6,821	$122,232
Ladder Capital Corp.	28,919	282,828
MFA Financial Inc.	122,123	475,058
New Residential Investment Corp.	116,375	1,156,767
New York Mortgage Trust Inc.	95,846	353,672
Orchid Island Capital Inc.	18,669	97,452
PennyMac Mortgage Investment Trust	25,023	440,155
Ready Capital Corp.	10,371	129,119
Redwood Trust Inc.	32,267	283,304
Starwood Property Trust Inc.	77,415	1,494,109
TPG RE Finance Trust Inc.	15,363	163,155
Two Harbors Investment Corp.	75,364	480,069
Western Asset Mortgage Capital Corp.	11,557	37,676

		16,703,685

Multi-Utilities — 0.7%
Ameren Corp.	69,216	5,403,001
Avista Corp.	18,491	742,229
Black Hills Corp.	16,603	1,020,254
CenterPoint Energy Inc.	140,855	3,048,102
CMS Energy Corp.	80,101	4,886,962
Consolidated Edison Inc.	94,087	6,799,667
Dominion Energy Inc.	226,976	17,068,595
DTE Energy Co.	53,573	6,504,298
MDU Resources Group Inc.	57,349	1,510,573
NiSource Inc.	106,232	2,436,962
NorthWestern Corp.	14,205	828,294
Public Service Enterprise Group Inc.	141,773	8,265,366
Sempra Energy	81,051	10,326,708
Unitil Corp.	3,537	156,583
WEC Energy Group Inc.	87,958	8,094,775

		77,092,369

Multiline Retail — 0.5%
Big Lots Inc.	11,086	475,922
Dollar General Corp.	70,332	14,790,820
Dollar Tree Inc.(a)	65,168	7,040,751
Kohl’s Corp.	45,045	1,832,881
Macy’s Inc.(b)	87,430	983,587
Nordstrom Inc.	29,960	935,052
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	15,643	1,279,128
Target Corp.	139,085	24,552,675

		51,890,816

Oil, Gas & Consumable Fuels — 1.9%
Antero Midstream Corp.	75,726	583,847
Antero Resources Corp.(a)(b)	73,065	398,204
Apache Corp.	106,521	1,511,533
Arch Resources Inc.	5,286	231,368
Ardmore Shipping Corp.	14,284	46,709
Berry Corp.	15,383	56,609
Bonanza Creek Energy Inc.(a)(b)	5,736	110,877
Brigham Minerals Inc., Class A	10,552	115,967
Cabot Oil & Gas Corp.	109,124	1,776,539
Cheniere Energy Inc.(a)(b)	64,733	3,885,922
Chevron Corp.	536,133	45,276,432
Cimarex Energy Co.	28,797	1,080,175
Clean Energy Fuels Corp.(a)	44,877	352,733
CNX Resources Corp.(a)	61,690	666,252
Concho Resources Inc.	54,480	3,178,908
ConocoPhillips	300,091	12,000,639
CONSOL Energy Inc.(a)	7,888	56,872

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Continental Resources Inc./OK	18,835	$307,011
CVR Energy Inc.	8,109	120,824
Delek U.S. Holdings Inc.	20,159	323,955
Devon Energy Corp.	107,313	1,696,619
DHT Holdings Inc.	27,947	146,163
Diamond S Shipping Inc.(a)	6,961	46,360
Diamondback Energy Inc.	43,580	2,109,272
Dorian LPG Ltd.(a)	7,105	86,610
Earthstone Energy Inc., Class A(a)	6,987	37,241
Energy Fuels Inc./Canada(a)(b)	27,686	117,942
EOG Resources Inc.	161,637	8,060,837
EQT Corp.	72,517	921,691
Equitrans Midstream Corp.	115,316	927,141
Escrow PetroCorp.(a)(c)	1,248	—
Evolution Petroleum Corp.	3,943	11,238
Exxon Mobil Corp.	1,178,293	48,569,237
Falcon Minerals Corp.	10,682	33,648
Frontline Ltd./Bermuda	33,665	209,396
Golar LNG Ltd.(a)	25,646	247,227
Goodrich Petroleum Corp.(a)	5,908	59,612
Green Plains Inc.(a)	9,703	127,789
Hess Corp.	75,887	4,006,075
HollyFrontier Corp.	42,628	1,101,934
International Seaways Inc.	7,947	129,775
Kinder Morgan Inc./DE	543,220	7,425,817
Kosmos Energy Ltd.	100,387	235,909
Magnolia Oil & Gas Corp., Class A(a)	27,952	197,341
Marathon Oil Corp.	223,229	1,488,937
Marathon Petroleum Corp.	180,589	7,469,161
Matador Resources Co.(a)	28,909	348,643
Murphy Oil Corp.	42,183	510,414
NACCO Industries Inc., Class A	1,452	38,188
Nordic American Tankers Ltd.	38,839	114,575
Occidental Petroleum Corp.	234,707	4,062,778
ONEOK Inc.	123,160	4,726,881
Overseas Shipholding Group Inc., Class A(a)	9,865	21,111
Ovintiv Inc.	72,564	1,042,019
Par Pacific Holdings Inc.(a)	11,667	163,105
Parsley Energy Inc., Class A	80,695	1,145,869
PBF Energy Inc., Class A	32,426	230,225
PDC Energy Inc.(a)	28,328	581,574
Peabody Energy Corp.(a)	22,009	53,042
Penn Virginia Corp.(a)	3,840	38,976
Phillips 66	121,822	8,520,231
Pioneer Natural Resources Co.	46,108	5,251,240
Range Resources Corp.	58,297	390,590
Renewable Energy Group Inc.(a)	11,011	779,799
REX American Resources Corp.(a)	1,596	117,258
Scorpio Tankers Inc.(b)	11,206	125,395
SFL Corp. Ltd.	22,653	142,261
SM Energy Co.	30,768	188,300
Southwestern Energy Co.(a)(b)	167,796	500,032
Talos Energy Inc.(a)	5,209	42,922
Targa Resources Corp.	64,896	1,711,957
Tellurian Inc.(a)	24,918	31,895
Uranium Energy Corp.(a)	49,815	87,674
Valero Energy Corp.	113,792	6,437,213
W&T Offshore Inc.(a)(b)	25,197	54,678
Whiting Petroleum Corp.(a)	104	2,600
Williams Companies Inc. (The)	340,466	6,826,343

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
World Fuel Services Corp.	18,321	$570,882
WPX Energy Inc.(a)	117,245	955,547

		203,358,565

Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	4,663	176,028
Domtar Corp.	16,708	528,808
Glatfelter Corp.	10,762	176,282
Louisiana-Pacific Corp.	29,883	1,110,751
Neenah Inc.	4,768	263,766
Schweitzer-Mauduit International Inc.	7,878	316,774
Verso Corp., Class A	9,328	112,123

		2,684,532

Personal Products — 0.2%
BellRing Brands Inc., Class A(a)	10,986	267,070
Coty Inc., Class A	80,101	562,309
Edgewell Personal Care Co.	15,612	539,863
elf Beauty Inc.(a)(b)	12,571	316,663
Estee Lauder Companies Inc. (The), Class A	61,614	16,401,031
Herbalife Nutrition Ltd.(a)	25,120	1,207,016
Inter Parfums Inc.	5,209	315,092
Lifevantage Corp.(a)(b)	6,772	63,115
Medifast Inc.	3,294	646,744
Nature’s Sunshine Products Inc.(a)	2,985	44,626
Nu Skin Enterprises Inc., Class A	15,013	820,160
Revlon Inc., Class A(a)(b)	2,930	34,808
USANA Health Sciences Inc.(a)	3,732	287,737
Veru Inc.(a)(b)	14,684	127,017

		21,633,251

Pharmaceuticals — 3.5%
AcelRx Pharmaceuticals Inc.(a)(b)	32,249	39,989
Aerie Pharmaceuticals Inc.(a)(b)	12,462	168,362
Agile Therapeutics Inc.(a)	31,693	90,959
Amneal Pharmaceuticals Inc.(a)(b)	27,497	125,661
Amphastar Pharmaceuticals Inc.(a)	10,772	216,625
ANI Pharmaceuticals Inc.(a)	2,784	80,847
Arvinas Inc.(a)(b)	9,550	811,081
Atea Pharmaceuticals Inc.(a)(b)	4,009	167,496
Axsome Therapeutics Inc.(a)(b)	7,294	594,242
BioDelivery Sciences International Inc.(a)	22,468	94,366
Bristol-Myers Squibb Co.	631,288	39,158,795
Cara Therapeutics Inc.(a)	9,466	143,221
Cassava Sciences Inc.(a)(b)	10,490	71,542
Catalent Inc.(a)	45,409	4,725,715
Chiasma Inc.(a)	10,657	46,358
Collegium Pharmaceutical Inc.(a)(b)	9,726	194,812
Corcept Therapeutics Inc.(a)(b)	28,918	756,495
CorMedix Inc.(a)	10,481	77,874
Cymabay Therapeutics Inc.(a)	16,017	91,938
Durect Corp.(a)	54,827	113,492
Elanco Animal Health Inc.(a)	126,559	3,881,564
Eli Lilly & Co.	234,966	39,671,659
Eloxx Pharmaceuticals Inc.(a)(b)	5,883	23,414
Endo International PLC(a)	62,687	450,093
Evofem Biosciences Inc.(a)	2,606	6,280
Evolus Inc.(a)(b)	2,330	7,829
Fulcrum Therapeutics Inc.(a)	6,157	72,098
Horizon Therapeutics PLC(a)	54,505	3,987,041
Innoviva Inc.(a)	19,779	245,062
Intra-Cellular Therapies Inc.(a)(b)	16,718	531,632

Security	Shares	Value

Pharmaceuticals (continued)
Jazz Pharmaceuticals PLC(a)	15,397	$2,541,275
Johnson & Johnson	734,474	115,591,518
Kala Pharmaceuticals Inc.(a)(b)	9,511	64,485
Lannett Co. Inc.(a)(b)	6,484	42,276
Liquidia Corp.(a)(b)	4,237	12,499
Marinus Pharmaceuticals Inc.(a)(b)	9,792	119,462
Merck & Co. Inc.	703,455	57,542,619
Nektar Therapeutics(a)(b)	46,595	792,115
NGM Biopharmaceuticals Inc.(a)	6,791	205,733
Ocular Therapeutix Inc.(a)	15,734	325,694
Odonate Therapeutics Inc.(a)	3,115	59,808
Omeros Corp.(a)(b)	14,069	200,976
Optinose Inc.(a)(b)	4,299	17,798
Pacira BioSciences Inc.(a)	10,732	642,203
Paratek Pharmaceuticals Inc.(a)(b)	7,115	44,540
Perrigo Co. PLC	38,124	1,704,905
Pfizer Inc.	1,548,581	57,003,267
Phathom Pharmaceuticals Inc.(a)	3,038	100,922
Phibro Animal Health Corp., Class A	5,338	103,664
Pliant Therapeutics Inc.(a)	3,398	77,202
Prestige Consumer Healthcare Inc.(a)	14,064	490,412
Provention Bio Inc.(a)(b)	11,786	199,655
Reata Pharmaceuticals Inc., Class A(a)(b)	6,432	795,124
Recro Pharma Inc.(a)	3,685	10,502
Relmada Therapeutics Inc.(a)	3,908	125,329
Revance Therapeutics Inc.(a)	17,496	495,837
Royalty Pharma PLC, Class A	28,650	1,433,932
SIGA Technologies Inc.(a)(b)	14,125	102,689
Supernus Pharmaceuticals Inc.(a)(b)	13,508	339,861
TherapeuticsMD Inc.(a)(b)	54,665	66,145
Theravance Biopharma Inc.(a)	14,059	249,828
Tricida Inc.(a)	6,292	44,359
Verrica Pharmaceuticals Inc.(a)(b)	5,013	57,700
Viatris Inc.(a)	336,545	6,306,853
VYNE Therapeutics Inc.(a)(b)	58,231	92,005
WaVe Life Sciences Ltd.(a)	5,835	45,921
Xeris Pharmaceuticals Inc.(a)	10,502	51,670
Zoetis Inc.	132,209	21,880,589
Zogenix Inc.(a)	15,434	308,526

		366,936,440

Professional Services — 0.6%
Acacia Research Corp.(a)	13,218	52,079
ASGN Inc.(a)	13,751	1,148,621
Barrett Business Services Inc.	1,799	122,710
BG Staffing Inc.	3,808	51,370
CBIZ Inc.(a)	13,997	372,460
CoreLogic Inc.	21,513	1,663,385
CoStar Group Inc.(a)(b)	10,827	10,007,180
CRA International Inc.	2,717	138,377
Dun & Bradstreet Holdings Inc.(a)(b)	23,989	597,326
Equifax Inc.	33,503	6,460,719
Exponent Inc.	14,877	1,339,376
Forrester Research Inc.(a)	3,747	156,999
Franklin Covey Co.(a)	3,399	75,696
FTI Consulting Inc.(a)	9,759	1,090,275
GP Strategies Corp.(a)	2,752	32,639
Heidrick & Struggles International Inc.	4,600	135,148
Huron Consulting Group Inc.(a)(b)	5,958	351,224
ICF International Inc.	5,000	371,650
IHS Markit Ltd.	110,780	9,951,367

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Insperity Inc.	9,696	$789,448
Kelly Services Inc., Class A, NVS	10,402	213,969
Kforce Inc.	5,206	219,121
Korn Ferry	16,438	715,053
ManpowerGroup Inc.	15,786	1,423,581
Mistras Group Inc.(a)	3,951	30,660
Nielsen Holdings PLC	99,071	2,067,612
Resources Connection Inc.	6,694	84,144
Robert Half International Inc.	31,772	1,985,115
TransUnion	52,908	5,249,532
TriNet Group Inc.(a)(b)	11,958	963,815
TrueBlue Inc.(a)	10,306	192,619
Upwork Inc.(a)	25,734	888,338
Verisk Analytics Inc.	44,233	9,182,328
Willdan Group Inc.(a)	2,365	98,620

		58,222,556

Real Estate Management & Development — 0.1%
Altisource Portfolio Solutions SA(a)(b)	3,707	47,746
CBRE Group Inc., Class A(a)	92,499	5,801,537
Cushman & Wakefield PLC(a)(b)	32,701	484,956
eXp World Holdings Inc.(a)	6,382	402,832
Forestar Group Inc.(a)	5,154	104,008
FRP Holdings Inc.(a)(b)	1,590	72,424
Howard Hughes Corp. (The)(a)	11,257	888,515
Indus Realty Trust Inc.	193	12,063
Jones Lang LaSalle Inc.(b)	14,232	2,111,602
Kennedy-Wilson Holdings Inc.	32,701	585,021
Marcus & Millichap Inc.(a)	5,769	214,780
Maui Land & Pineapple Co. Inc.(a)	3,349	38,614
Newmark Group Inc., Class A	42,963	313,200
Rafael Holdings Inc., Class B(a)	3,063	71,429
RE/MAX Holdings Inc., Class A	4,571	166,064
Realogy Holdings Corp.(a)	32,516	426,610
Redfin Corp.(a)	26,614	1,826,519
RMR Group Inc. (The), Class A	4,253	164,251
St. Joe Co. (The)(b)	8,674	368,211
Stratus Properties Inc.(a)	1,637	41,744

		14,142,126

Road & Rail — 1.1%
AMERCO	2,398	1,088,596
ArcBest Corp.	6,370	271,808
Avis Budget Group Inc.(a)	13,778	513,919
Covenant Logistics Group Inc.(a)	2,755	40,802
CSX Corp.	213,096	19,338,462
Daseke Inc.(a)(b)	6,647	38,619
Heartland Express Inc.	12,273	222,141
JB Hunt Transport Services Inc.	23,320	3,186,678
Kansas City Southern	25,911	5,289,212
Knight-Swift Transportation Holdings Inc.	34,164	1,428,738
Landstar System Inc.	10,394	1,399,656
Lyft Inc., Class A(a)	68,653	3,372,922
Marten Transport Ltd.	14,521	250,197
Norfolk Southern Corp.	71,557	17,002,659
Old Dominion Freight Line Inc.	27,132	5,295,624
Ryder System Inc.	15,168	936,776
Saia Inc.(a)	7,317	1,322,914
Schneider National Inc., Class B	15,258	315,841
U.S. Xpress Enterprises Inc., Class A(a)(b)	5,755	39,364
Uber Technologies Inc.(a)	383,949	19,581,399

Security	Shares	Value

Road & Rail (continued)
Union Pacific Corp.	189,349	$39,426,249
Universal Logistics Holdings Inc.	1,319	27,158
Werner Enterprises Inc.	16,882	662,112

		121,051,846

Semiconductors & Semiconductor Equipment — 4.8%
Advanced Energy Industries Inc.(a)	11,044	1,070,937
Advanced Micro Devices Inc.(a)	333,476	30,583,084
Allegro MicroSystems Inc.(a)	8,025	213,947
Alpha & Omega Semiconductor Ltd.(a)	4,428	104,678
Ambarella Inc.(a)	8,959	822,615
Amkor Technology Inc.	29,924	451,254
Analog Devices Inc.	102,546	15,149,121
Applied Materials Inc.	254,885	21,996,575
Axcelis Technologies Inc.(a)	7,645	222,622
AXT Inc.(a)(b)	10,341	98,963
Broadcom Inc.	110,005	48,165,689
Brooks Automation Inc.	19,633	1,332,099
CEVA Inc.(a)	5,831	265,310
Cirrus Logic Inc.(a)	15,815	1,299,993
CMC Materials Inc.	8,244	1,247,317
Cohu Inc.	11,438	436,703
Cree Inc.(a)	29,618	3,136,546
CyberOptics Corp.(a)	2,993	67,911
Diodes Inc.(a)	11,333	798,976
DSP Group Inc.(a)	6,062	100,569
Enphase Energy Inc.(a)	29,482	5,173,207
Entegris Inc.	37,450	3,598,945
First Solar Inc.(a)(b)	25,841	2,556,192
FormFactor Inc.(a)	21,033	904,840
Ichor Holdings Ltd.(a)	7,549	227,565
Impinj Inc.(a)(b)	4,854	203,237
Inphi Corp.(a)	12,949	2,077,926
Intel Corp.	1,142,721	56,930,360
KLA Corp.	43,304	11,211,839
Lam Research Corp.	40,406	19,082,542
Lattice Semiconductor Corp.(a)	38,338	1,756,647
MACOM Technology Solutions Holdings Inc.(a)	11,823	650,738
Marvell Technology Group Ltd.	183,558	8,726,347
Maxeon Solar Technologies Ltd.(a)(b)	2,536	71,946
Maxim Integrated Products Inc.	73,931	6,553,983
MaxLinear Inc.(a)	19,339	738,556
Microchip Technology Inc.	69,479	9,595,745
Micron Technology Inc.(a)	309,798	23,290,614
MKS Instruments Inc.	14,917	2,244,263
Monolithic Power Systems Inc.	12,209	4,471,302
NeoPhotonics Corp.(a)	7,033	63,930
NVE Corp.	1,165	65,450
NVIDIA Corp.	164,432	85,866,390
ON Semiconductor Corp.(a)	114,458	3,746,210
Onto Innovation Inc.(a)	12,628	600,461
PDF Solutions Inc.(a)	6,366	137,506
Photronics Inc.(a)	16,749	186,919
Power Integrations Inc.	16,116	1,319,256
Qorvo Inc.(a)	31,876	5,300,023
QUALCOMM Inc.	313,963	47,829,123
Rambus Inc.(a)	33,473	584,439
Semtech Corp.(a)	18,520	1,335,107
Silicon Laboratories Inc.(a)	11,754	1,496,754
SiTime Corp.(a)	2,523	282,399
Skyworks Solutions Inc.	46,551	7,116,717

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
SMART Global Holdings Inc.(a)(b)	2,547	$95,844
SolarEdge Technologies Inc.(a)	13,664	4,360,456
SunPower Corp.(a)	20,377	522,466
Synaptics Inc.(a)	9,956	959,758
Teradyne Inc.	46,126	5,530,046
Texas Instruments Inc.	256,012	42,019,250
Ultra Clean Holdings Inc.(a)	9,389	292,467
Universal Display Corp.	12,172	2,797,126
Veeco Instruments Inc.(a)(b)	11,576	200,959
Xilinx Inc.	68,169	9,664,319

		510,005,078

Software — 9.3%
2U Inc.(a)(b)	19,103	764,311
8x8 Inc.(a)(b)	28,982	999,010
A10 Networks Inc.(a)	15,372	151,568
ACI Worldwide Inc.(a)	32,701	1,256,699
Adobe Inc.(a)	133,988	67,010,079
Agilysys Inc.(a)	4,120	158,126
Alarm.com Holdings Inc.(a)	12,577	1,301,091
Altair Engineering Inc., Class A(a)(b)	10,673	620,955
Alteryx Inc., Class A(a)	14,689	1,788,973
American Software Inc./GA, Class A	6,424	110,300
Anaplan Inc.(a)	36,388	2,614,478
ANSYS Inc.(a)	23,929	8,705,370
Appfolio Inc., Class A(a)	4,207	757,428
Appian Corp., Class A(a)(b)	9,625	1,560,116
Aspen Technology Inc.(a)	19,070	2,483,868
Asure Software Inc.(a)(b)	2,949	20,938
Atlassian Corp. PLC, Class A(a)(b)	36,505	8,537,424
Autodesk Inc.(a)	61,240	18,699,022
Avalara Inc.(a)	23,132	3,814,235
Avaya Holdings Corp.(a)	22,355	428,098
Benefitfocus Inc.(a)	8,291	120,054
Bill.Com Holdings Inc.(a)	20,337	2,776,001
Blackbaud Inc.	13,244	762,325
Blackline Inc.(a)(b)	13,885	1,851,981
Bottomline Technologies DE Inc.(a)	11,497	606,352
Box Inc., Class A(a)	39,508	713,119
Cadence Design Systems Inc.(a)	76,964	10,500,199
CDK Global Inc.	34,607	1,793,681
Cerence Inc.(a)	10,241	1,029,016
Ceridian HCM Holding Inc.(a)	32,031	3,413,223
ChannelAdvisor Corp.(a)	5,184	82,840
Citrix Systems Inc.	34,414	4,477,261
Cloudera Inc.(a)(b)	56,795	790,018
Cloudflare Inc., Class A(a)	30,425	2,311,996
CommVault Systems Inc.(a)	11,291	625,183
Cornerstone OnDemand Inc.(a)	16,586	730,447
Coupa Software Inc.(a)(b)	19,112	6,477,248
Crowdstrike Holdings Inc., Class A(a)	42,395	8,980,109
Datadog Inc., Class A(a)	42,526	4,186,259
Datto Holding Corp.(a)	6,628	178,956
Digimarc Corp.(a)	2,664	125,847
Digital Turbine Inc.(a)	21,325	1,206,142
DocuSign Inc.(a)	49,833	11,077,876
Domo Inc., Class B(a)	7,114	453,660
Dropbox Inc., Class A(a)	68,485	1,519,682
Duck Creek Technologies Inc.(a)	6,229	269,716
Dynatrace Inc.(a)	51,472	2,227,193
Ebix Inc.	7,048	267,613

Security	Shares	Value

Software (continued)
eGain Corp.(a)	6,149	$72,620
Elastic NV(a)	18,236	2,664,827
Envestnet Inc.(a)	15,107	1,243,155
Everbridge Inc.(a)(b)	9,194	1,370,550
Fair Isaac Corp.(a)	7,828	4,000,421
FireEye Inc.(a)	62,933	1,451,235
Five9 Inc.(a)(b)	17,159	2,992,530
Fortinet Inc.(a)	37,113	5,512,394
GTY Technology Holdings Inc.(a)	10,945	56,695
Guidewire Software Inc.(a)	23,535	3,029,661
HubSpot Inc.(a)	11,554	4,580,468
Intelligent Systems Corp.(a)	1,882	75,487
InterDigital Inc.	9,180	557,042
Intuit Inc.	70,272	26,692,819
j2 Global Inc.(a)	12,707	1,241,347
Jamf Holding Corp.(a)	8,666	259,287
JFrog Ltd.(a)	3,710	233,099
LivePerson Inc.(a)(b)	17,042	1,060,524
Manhattan Associates Inc.(a)	17,781	1,870,206
McAfee Corp., Class A	10,320	172,241
Medallia Inc.(a)	22,853	759,177
Microsoft Corp.	2,085,809	463,925,638
MicroStrategy Inc., Class A(a)(b)	2,138	830,720
Mimecast Ltd.(a)	15,637	888,807
Mitek Systems Inc.(a)	8,316	147,858
Model N Inc.(a)	9,959	355,337
nCino Inc.(a)(b)	4,030	291,812
New Relic Inc.(a)	14,190	928,026
NortonLifeLock Inc.	153,461	3,188,920
Nuance Communications Inc.(a)(b)	78,401	3,456,700
Nutanix Inc., Class A(a)	51,223	1,632,477
OneSpan Inc.(a)	7,230	149,516
Oracle Corp.	524,850	33,952,547
Pagerduty Inc.(a)(b)	19,122	797,387
Palo Alto Networks Inc.(a)	25,895	9,202,824
Paycom Software Inc.(a)	13,741	6,214,367
Paylocity Holding Corp.(a)	10,632	2,189,235
Pegasystems Inc.(b)	11,315	1,507,837
Ping Identity Holding Corp.(a)	10,165	291,126
Pluralsight Inc., Class A(a)	26,161	548,335
Progress Software Corp.	12,109	547,206
Proofpoint Inc.(a)	15,924	2,172,193
PROS Holdings Inc.(a)(b)	9,565	485,615
PTC Inc.(a)	28,917	3,458,762
Q2 Holdings Inc.(a)	13,523	1,711,065
QAD Inc., Class A	3,544	223,910
Qualys Inc.(a)(b)	9,102	1,109,261
Rapid7 Inc.(a)	13,277	1,197,054
RealPage Inc.(a)	24,489	2,136,420
RingCentral Inc., Class A(a)	21,688	8,219,101
SailPoint Technologies Holdings Inc.(a)	23,660	1,259,658
salesforce.com Inc.(a)(b)	244,204	54,342,716
Sapiens International Corp. NV	7,105	217,484
Seachange International Inc.(a)	6,904	9,666
SecureWorks Corp., Class A(a)	1,594	22,667
ServiceNow Inc.(a)	54,145	29,803,032
ShotSpotter Inc.(a)	1,983	74,759
Slack Technologies Inc., Class A(a)(b)	104,652	4,420,500
Smartsheet Inc., Class A(a)(b)	30,805	2,134,478
SolarWinds Corp.(a)(b)	11,351	169,697

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Splunk Inc.(a)	44,526	$7,564,522
Sprout Social Inc., Class A(a)	7,566	343,572
SPS Commerce Inc.(a)	9,412	1,022,049
SS&C Technologies Holdings Inc.	63,027	4,585,214
SVMK Inc.(a)	33,054	844,530
Synchronoss Technologies Inc.(a)(b)	12,692	59,652
Synopsys Inc.(a)	41,875	10,855,675
Telenav Inc.(a)	10,834	50,920
Tenable Holdings Inc.(a)	19,511	1,019,645
Teradata Corp.(a)	32,611	732,769
Trade Desk Inc. (The), Class A(a)	11,469	9,186,669
Tyler Technologies Inc.(a)	11,004	4,803,466
Unity Software Inc.(a)(b)	8,025	1,231,597
Upland Software Inc.(a)	6,157	282,545
Varonis Systems Inc.(a)	8,796	1,439,114
Verint Systems Inc.(a)	18,157	1,219,787
Veritone Inc.(a)	6,341	180,401
VirnetX Holding Corp.	23,760	119,750
VMware Inc., Class A(a)	22,235	3,118,681
Workday Inc., Class A(a)	48,981	11,736,337
Workiva Inc.(a)(b)	11,381	1,042,727
Xperi Holding Corp.	28,898	603,968
Yext Inc.(a)	26,318	413,719
Zendesk Inc.(a)(b)	32,222	4,611,613
Zix Corp.(a)	15,387	132,790
Zoom Video Communications Inc., Class A(a)	46,693	15,750,483
Zscaler Inc.(a)(b)	20,087	4,011,575
Zuora Inc., Class A(a)(b)	23,497	327,313

		982,737,667

Specialty Retail — 2.2%
Aaron’s Co. Inc. (The)(a)	9,596	181,940
Abercrombie & Fitch Co., Class A	18,488	376,416
Advance Auto Parts Inc.	18,477	2,910,312
American Eagle Outfitters Inc.	40,070	804,205
America’s Car-Mart Inc./TX(a)	2,012	220,998
Asbury Automotive Group Inc.(a)	5,414	789,036
At Home Group Inc.(a)	12,518	193,528
AutoNation Inc.(a)	15,640	1,091,516
AutoZone Inc.(a)	6,504	7,710,102
Bed Bath & Beyond Inc.(b)	36,641	650,744
Best Buy Co. Inc.	63,713	6,357,920
Boot Barn Holdings Inc.(a)	8,754	379,573
Buckle Inc. (The)	6,997	204,312
Burlington Stores Inc.(a)(b)	18,063	4,724,378
Caleres Inc.	11,026	172,557
Camping World Holdings Inc., Class A	8,121	211,552
CarMax Inc.(a)	45,151	4,264,963
Carvana Co.(a)	15,256	3,654,422
Cato Corp. (The), Class A	6,980	66,938
Chico’s FAS Inc.	33,086	52,607
Children’s Place Inc. (The)	4,590	229,959
Citi Trends Inc.	3,736	185,604
Conn’s Inc.(a)	6,162	72,034
Container Store Group Inc. (The)(a)(b)	3,650	34,821
Designer Brands Inc. , Class A	18,305	140,033
Dick’s Sporting Goods Inc.	16,486	926,678
Express Inc.(a)(b)	21,480	19,547
Five Below Inc.(a)	15,081	2,638,873
Floor & Decor Holdings Inc., Class A(a)	26,209	2,433,506
Foot Locker Inc.	29,857	1,207,417

Security	Shares	Value

Specialty Retail (continued)
GameStop Corp., Class A(a)(b)	13,954	$262,893
Gap Inc. (The)	50,888	1,027,429
Genesco Inc.(a)	5,211	156,799
Group 1 Automotive Inc.	5,260	689,796
GrowGeneration Corp.(a)(b)	7,992	321,438
Guess? Inc.	9,852	222,852
Haverty Furniture Companies Inc.	4,722	130,658
Hibbett Sports Inc.(a)(b)	4,336	200,237
Home Depot Inc. (The)	299,202	79,474,035
L Brands Inc.	63,036	2,344,309
Leslie’s Inc.(a)	12,826	355,922
Lithia Motors Inc., Class A	6,943	2,032,008
Lowe’s Companies Inc.	210,720	33,822,667
Lumber Liquidators Holdings Inc.(a)	6,951	213,674
MarineMax Inc.(a)	7,577	265,422
Michaels Companies Inc. (The)(a)	24,553	319,435
Monro Inc.(b)	8,674	462,324
Murphy USA Inc.	7,623	997,622
National Vision Holdings Inc.(a)	21,325	965,809
O’Reilly Automotive Inc.(a)	19,869	8,992,113
ODP Corp. (The)	14,824	434,343
Penske Automotive Group Inc.	9,145	543,122
Rent-A-Center Inc./TX	14,515	555,779
RH(a)(b)	4,304	1,926,126
Ross Stores Inc.	97,515	11,975,817
Sally Beauty Holdings Inc.(a)(b)	34,463	449,398
Shoe Carnival Inc.	3,654	143,164
Signet Jewelers Ltd.	13,270	361,873
Sleep Number Corp.(a)	7,174	587,264
Sonic Automotive Inc., Class A	7,501	289,314
Sportsman’s Warehouse Holdings Inc.(a)	13,743	241,190
Tiffany & Co.	33,899	4,456,024
Tilly’s Inc., Class A	8,614	70,290
TJX Companies Inc. (The)	333,321	22,762,491
Tractor Supply Co.	32,250	4,533,705
Ulta Beauty Inc.(a)	15,047	4,320,897
Urban Outfitters Inc.(a)	19,429	497,382
Vroom Inc.(a)(b)	6,861	281,095
Williams-Sonoma Inc.	21,390	2,178,358
Winmark Corp.	605	112,409
Zumiez Inc.(a)	5,576	205,085

		233,089,059

Technology Hardware, Storage & Peripherals — 5.9%
3D Systems Corp.(a)(b)	35,850	375,708
Apple Inc.	4,495,105	596,455,482
Avid Technology Inc.(a)	7,840	124,421
Corsair Gaming Inc.(a)(b)	4,227	153,102
Dell Technologies Inc., Class C(a)	71,938	5,272,336
Diebold Nixdorf Inc.(a)	20,934	223,156
Hewlett Packard Enterprise Co.	356,542	4,225,023
HP Inc.	382,413	9,403,536
Immersion Corp.(a)	7,043	79,516
NCR Corp.(a)	34,597	1,299,809
NetApp Inc.	61,781	4,092,373
Pure Storage Inc., Class A(a)	69,427	1,569,745
Super Micro Computer Inc.(a)	13,473	426,555
Western Digital Corp.	83,508	4,625,508
Xerox Holdings Corp.	47,869	1,110,082

		629,436,352

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	38,812	$1,630,104
Carter’s Inc.	11,563	1,087,731
Columbia Sportswear Co.	8,395	733,555
Crocs Inc.(a)(b)	18,317	1,147,743
Deckers Outdoor Corp.(a)	7,651	2,194,154
Fossil Group Inc.(a)	11,023	95,569
G-III Apparel Group Ltd.(a)(b)	11,588	275,099
Hanesbrands Inc.	98,147	1,430,983
Kontoor Brands Inc.(a)	12,793	518,884
Lululemon Athletica Inc.(a)	31,750	11,049,952
Movado Group Inc.	4,495	74,707
Nike Inc., Class B	341,406	48,298,707
Oxford Industries Inc.	4,741	310,583
PVH Corp.	19,612	1,841,371
Ralph Lauren Corp.	12,757	1,323,411
Rocky Brands Inc.	2,639	74,077
Skechers U.S.A. Inc., Class A(a)	36,080	1,296,715
Steven Madden Ltd.	22,872	807,839
Superior Group of Companies Inc.	1,904	44,249
Tapestry Inc.	78,723	2,446,711
Under Armour Inc., Class A(a)	51,828	889,887
Under Armour Inc., Class C, NVS(a)	52,745	784,846
Unifi Inc.(a)	3,505	62,179
Vera Bradley Inc.(a)	5,001	39,808
VF Corp.	89,766	7,666,914
Wolverine World Wide Inc.	23,302	728,188

		86,853,966

Thrifts & Mortgage Finance — 0.1%
Axos Financial Inc.(a)	15,204	570,606
Bridgewater Bancshares Inc.(a)	6,083	75,977
Capitol Federal Financial Inc.	39,778	497,225
Columbia Financial Inc.(a)	13,557	210,947
ESSA Bancorp. Inc.	2,165	32,475
Essent Group Ltd.	30,165	1,303,128
Federal Agricultural Mortgage Corp., Class C, NVS	2,608	193,644
Flagstar Bancorp. Inc.	14,152	576,836
FS Bancorp. Inc.	1,392	76,282
Greene County Bancorp. Inc.	794	20,239
Hingham Institution For Savings (The)	358	77,328
Home Bancorp. Inc.	1,509	42,237
HomeStreet Inc.	6,642	224,168
Kearny Financial Corp./MD	25,324	267,421
Luther Burbank Corp.	6,157	60,339
Merchants Bancorp./IN	3,581	98,943
Meridian Bancorp. Inc.	13,608	202,895
Meta Financial Group Inc.	9,478	346,516
MGIC Investment Corp.	91,739	1,151,324
MMA Capital Holdings Inc.(a)(b)	2,594	63,812
Mr Cooper Group Inc.(a)(b)	20,172	625,937
New York Community Bancorp. Inc.	128,931	1,360,222
NMI Holdings Inc., Class A(a)	22,847	517,485
Northfield Bancorp. Inc.	14,294	176,245
Northwest Bancshares Inc.	35,751	455,468
OP Bancorp.	6,157	47,409
PCSB Financial Corp.	4,879	77,771
PennyMac Financial Services Inc.	11,274	739,800
Ponce de Leon Federal Bank(a)(b)	4,944	51,961
Premier Financial Corp.	9,222	212,106
Provident Bancorp Inc.	2,372	28,464
Provident Financial Services Inc.	20,881	375,023

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Prudential Bancorp. Inc.	3,884	$53,793
Radian Group Inc.	51,592	1,044,738
Riverview Bancorp. Inc.	10,098	53,116
Rocket Companies Inc., Class A(a)(b)	26,645	538,762
Southern Missouri Bancorp. Inc.	1,534	46,695
Sterling Bancorp Inc./MI	5,587	25,365
Territorial Bancorp. Inc.	2,796	67,188
TFS Financial Corp.	15,684	276,509
Timberland Bancorp. Inc./WA	2,976	72,198
TrustCo Bank Corp. NY	26,441	176,362
Walker & Dunlop Inc.	8,123	747,478
Washington Federal Inc.	21,033	541,389
Waterstone Financial Inc.	8,531	160,553
Western New England Bancorp Inc.	10,889	75,025
WSFS Financial Corp.	13,038	585,145

		15,224,549

Tobacco — 0.6%
Altria Group Inc.	517,388	21,212,908
Philip Morris International Inc.	434,050	35,934,999
Turning Point Brands Inc.	3,987	177,661
Universal Corp./VA	6,853	333,124
Vector Group Ltd.	33,649	392,011

		58,050,703

Trading Companies & Distributors — 0.3%
Air Lease Corp.	29,256	1,299,551
Applied Industrial Technologies Inc.	10,183	794,172
Beacon Roofing Supply Inc.(a)	14,730	591,999
BMC Stock Holdings Inc.(a)	17,541	941,601
Boise Cascade Co.	9,952	475,706
CAI International Inc.	4,373	136,613
DXP Enterprises Inc./TX(a)	5,586	124,177
EVI Industries Inc.(a)	1,809	54,125
Fastenal Co.	159,764	7,801,276
Foundation Building Materials Inc.(a)	3,407	65,448
GATX Corp.	9,313	774,655
General Finance Corp.(a)	615	5,234
GMS Inc.(a)	11,507	350,733
H&E Equipment Services Inc.	8,399	250,374
Herc Holdings Inc.(a)	6,517	432,794
Lawson Products Inc./DE(a)	1,458	74,227
MRC Global Inc.(a)	24,074	159,611
MSC Industrial Direct Co. Inc., Class A	12,740	1,075,129
NOW Inc.(a)	28,527	204,824
Rush Enterprises Inc., Class A	12,706	526,282
Rush Enterprises Inc., Class B	2,604	98,666
SiteOne Landscape Supply Inc.(a)(b)	12,451	1,975,102
Systemax Inc.	2,966	106,450
Textainer Group Holdings Ltd.(a)(b)	16,513	316,719
Titan Machinery Inc.(a)	4,348	85,003
Transcat Inc.(a)	2,821	97,832
Triton International Ltd.	17,384	843,298
United Rentals Inc.(a)	20,106	4,662,782
Univar Solutions Inc.(a)	47,463	902,272
Veritiv Corp.(a)	3,633	75,530
Watsco Inc.	9,191	2,082,221
WESCO International Inc.(a)(b)	13,152	1,032,432
Willis Lease Finance Corp.(a)	1,132	34,481
WW Grainger Inc.	12,429	5,075,258

		33,526,577

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	19,688	$739,284

Water Utilities — 0.1%
American States Water Co.	10,516	836,127
American Water Works Co. Inc.	50,408	7,736,116
Artesian Resources Corp., Class A, NVS	1,976	73,270
Cadiz Inc.(a)(b)	5,605	59,693
California Water Service Group	13,741	742,426
Consolidated Water Co. Ltd.	5,179	62,407
Essential Utilities Inc.	62,807	2,970,143
Global Water Resources Inc.	2,182	31,443
Middlesex Water Co.	5,187	375,902
Pure Cycle Corp.(a)	7,863	88,301
SJW Group	7,902	548,083
York Water Co. (The)	3,411	158,953

		13,682,864

Wireless Telecommunication Services — 0.2%
Boingo Wireless Inc.(a)(b)	11,518	146,509
Gogo Inc.(a)(b)	14,073	135,523
Shenandoah Telecommunications Co.	13,751	594,731
Spok Holdings Inc.	5,209	57,976
T-Mobile U.S. Inc.(a)	153,583	20,710,668
Telephone and Data Systems Inc.	28,443	528,186
U.S. Cellular Corp.(a)	3,512	107,783

		22,281,376

Total Common Stocks — 99.7% (Cost: $7,188,250,719)		10,583,986,275

Warrants

Oil, Gas & Consumable Fuels — 0.0%
Whiting Petroleum Corp., (Expires 09/01/24)(a)	409	716
Whiting Petroleum Corp., (Expires 09/01/25)(a)	204	387

		1,103

Total Warrants — 0.0% (Cost: $68,578)		1,103

Security	Shares	Value

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(d)(g)(h)	203,085,705	$203,207,557
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(g)	16,755,000	16,755,000

		219,962,557

Total Short-Term Investments — 2.1% (Cost: $219,789,750)		219,962,557

Total Investments in Securities — 101.8% (Cost: $7,408,109,047)		10,803,949,935

Other Assets, Less Liabilities — (1.8)%		(195,245,685)

Net Assets — 100.0%		$10,608,704,250

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Rounds to less than $1.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 3000 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$314,474,303	$—	$(111,513,735	)(a)	$93,242	$153,747	$203,207,557	203,085,705	$1,354,802	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,515,000	—	(1,760,000	)(a)	—	—	16,755,000	16,755,000	19,789		—
BlackRock Inc.	17,180,829	5,316,088	(4,543,749)		2,082,650	9,547,322	29,583,140	41,000	472,176		—
PennyMac Financial Services Inc.(c)	69,691	472,100	(161,973)		62,001	(2,744)	N/A	N/A	4,130		—
PennyMac Mortgage Investment Trust(c)	310,476	10,874	(70,396)		(12,382)	280,549	N/A	N/A	40,063		—

					$2,225,511	$9,978,874	$249,545,697		$1,890,960		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer an affiliate.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	31	03/19/21	$3,061	$77,476
S&P 500 E-Mini Index	109	03/19/21	20,431	399,831

				$477,307

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$10,583,968,747	$4,009	$13,519	$10,583,986,275
Warrants	1,103	—	—	1,103
Money Market Funds	219,962,557	—	—	219,962,557

	$10,803,932,407	$4,009	$13,519	$10,803,949,935

Derivative financial instruments(a)
Assets
Futures Contracts	$477,307	$—	$—	$477,307

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 3000 ETF

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares